GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY
                        Variable Annuity-1 Series Account
                            Annual Report Form N-30D
                         File Nos. 333-01153, 811-07549

The information required to be contained in this report for the period ending June 30, 1999 includes the attached letter to contract holders and the following previously filed annual reports for the underlying funds of the above-referenced Registrant which incorporated herein by reference:

A Word From Charles R. Schwab

Dear Fellow Investor,

I am pleased to provide you with this semi-annual report on the Schwab Select Annuity(TM). As you may know, we have recently enhanced our Schwab Select Annuity product and services to provide you with even greater flexibility and choice. It's just one of the ways in which we are striving to make investing as simple and convenient as possible for you.

One of the features I am most excited about is the new online Schwab Annuity Center, at www.schwab.com/annuity. The site offers a wealth of tools and features that make managing your Schwab Select Annuity easier than ever. You can monitor your account, transfer assets, sign up for useful tools online and plan for the future. You'll find a detailed article on the new online Schwab Annuity Center in this report, along with fact sheets on the Schwab Select Annuity's 28 investment choices. These fact sheets provide you with a snapshot of the objectives, holdings and other information of each investment choice. Working together, all these new tools can help you make more informed investment decisions, quickly and conveniently.

-----------------------------
Need Assistance?
Now you can choose the way that's most convenient for you:

o Visit the online Schwab Annuity Center, at www.schwab.com/annuity

o Access the Keytalk(R) automated phone system at 1-800-838-0650 (in New York state, call
         1-800-838-0649)

o        Talk with an insurance licensed representative.
-----------------------------

     The new online Schwab Annuity Center complements our other customer-service channels. Now you can choose the one that's most convenient for you. In addition to www.schwab.com/annuity, you can access the Keytalk(R) automated phone system or speak with an insurance licensed representative.

     Thank you for investing with us.



     Sincerely,

     /s/ Charles R. Schwab

     Charles R. Schwab
     Chairman


     Variable annuity contracts are issued by Great-West Life & Annuity Insurance Company (in New York state by First Great-West Life & Annuity Insurance Company) and distributed by Charles Schwab & Co., Inc.

                                Table of Contents


         Introduction                       Spotlight Article

         Portfolio Fact Sheets              A Review of Each Portfolio

         INVESTMENT CATEGORY*
RISK
LOW      Money Market                       Schwab Money Market Portfolio
  |
  |      Intermediate Government Bond       Federated Fund for U.S. Government Securities II
  |
  |      Intermediate Corporate Bond        Janus Aspen Series Flexible Income Portfolio
  |
  |      High Yield Bond                    INVESCO VIF - High Yield Fund
  |
  |      Large Value                        Dreyfus Variable investment Fund Growth
  |                                         Federated American Leaders Fund II
  |                                         Prudential Series Fund Equity Class II Portfolio
  |
  |      Large Blend                        Dreyfus Variable Investment Fund Capital Appreciation Portfolio
  |                                         INVESCO VIF - Equity Income Fund
  |                                         SAFECO Resource Series Trust Equity Portfolio
  |                                         Schwab MarketTrack Growth Portfolio II
  |                                         Schwab S&P 500 Portfolio
  |                                         Scudder Variable Life Investment Fund Capital Growth Portfolio
  |                                         Scudder Variable Life Investment Fund Growth & Income Portfolio
  |
  |      Large Growth                       Alger American Growth Portfolio
  |                                         Janus Aspen Series Growth Portfolio
  |
  |      Mid-Cap Value                      Strong Schafer Value Fund II
  |
  |      Mid-Cap Blend                      Montgomery Variable Series: Growth Fund
  |
  |      World Stock                        Janus Aspen Series Worldwide Growth Portfolio
  |
  |      Foreign Stock                      American Century VP International Fund
  |                                         BT Insurance Funds Trust EAFE Equity Index Fund
  |                                         Janus Aspen Series International Growth Portfolio
  |
  |      Small Blend                        BT Insurance Funds Trust Small Cap Index Fund
  |                                         SAFECO Resources Series Trust Growth Portfolio
  |
  |      Small Growth                       Baron Capital Asset Fund: Insurance Shares
  |                                         Berger IPT - Small Company Growth Fund
  |
  |      Specialty                          Federated Utility Fund II
  |                                         Van Kampen Life Investment Trust -
HIGH                                            Morgan Stanley Real Estate Securities Portfolio


Spotlight On:

Introducing The Online
Schwab Annuity Center

A Convenient New Way to Manage Your
Schwab Select Annuity (TM) Account

Now managing your Schwab Select Annuity account is easier thane ver, with the new online Schwab Annuity Center at www.schwab.com/annuity. With just a few clicks of your mouse, you can monitor your account, transfer assets, sign up for helpful online tools and plan for the future. You can also download the Schwab Select Annuity prospectus. Web access is just one of the new features that make your Schwab Select Annuity more powerful and flexible than ever before.

 The new online Schwab Annuity Center is available day or night - so you won't need to squeeze in time during your lunch hour to get in touch with us. You can access detailed information about your account from your home or office. It's all part of our efforts to make investing as simple and convenient as possible

--------------------------------------------------
To manage your annuity online, go
directly to www.schwab.com/annuity.
You can also reach the online Annuity
Center from the Schwab home page At www.schwab.com. On the tabs located on the top of the screen, click on "Investments," then "Annuities." Log in, and you're ready to go.
--------------------------------------------------

Getting Started

To access your annuity account on the site, you'll need your Social Security number and an annuity Personal Identification Number (PIN). You can use your existing Schwab Select Annuity PIN from Keytalk(R). If you've lost your PIN or wish to set up a new one, call 1-800-838-0650 from 6:00 a.m. to 4:30 p.m. Pacific time. (In New York state, call 1-800-838-0649).

To mange your annuity online, go directly to www.schwab.com/annuity. Or you can also reach the online Annuity Center from the Schwab home page at www.schwab.com. On the tabs located on the top of the screen click on "Investments," then "Annuities." Log in, and you're ready to go.

Monitor Your Account

Get a complete snapshot of your Schwab Select Annuity(TM) account at a glance. At the online Schwab Annuity Center, you can look up your current account balance and review past transfers and contributions. These new features make it easy for you to stay on top of your account when and where it's convenient for you. Want to know how your investment choices are doing? Keeping track of past activity in your account? Wondering how close you are to reaching your investment goals? It's all there, right at your fingertips.


Look up your current Schwab Select Annuity Account Balance.

[Object omitted -  Mock up of Schwab Select Annuity Account Balance Web page.]
-----------------------------------------
Click "Balance" to check your Schwab Select Annuity balance.----> [points to menu on Web page mock up]
-----------------------------------------
Units you own, their unit value and your total balance in that investment choice as of the close of the previous business day. .----> [points to item on Web page mock up]
-----------------------------------------
View your entire current balance in the Schwab Select Annuity. .----> [points to item on Web page mock up]
 -----------------------------------------
To view past account balances, select the month, day and year you want to see, then click on "Submit." .----> [points to item on Web page mock up]
-----------------------------------------
Footnote: The balance in your Schwab Select Annuity Account will fluctuate with market conditions. The value of a subaccount's assets is determined at the end of each day that the New York Stock Exchange is open for regular business, generally 4 p.m. Eastern time. From that information, we calculate the total balance in your Schwab Select Annuity. In most cases, you will be able to access your previous business day's account balance and other information the morning of the following business day.

Transfer Current Assets

The new online Schwab Annuity Center allows you to move money among the 28 investment choices in the Schwab Select Annuity day or night, as your investment situation changes. You can also check on pending transfers. These features make it easier than ever to take advantage of Schwab Select Annuity's(TM) selection of investment choices.

[Object omitted -  Mock up of  Investment Choice Transfers Web page.]
-----------------------------------------
Go to "Transfer  Current  Assets" and click on  "Investment  Choice  Transfers."
 .----> [points to menu on Web page mock up]
-----------------------------------------
Click and scroll down to find the investment choice you wish to transfer out of. ----> [points to item on Web page mock up]
-----------------------------------------
Type in percentage you want to transfer. .----> [points to item on Web page mock up]
-----------------------------------------
Specify what percentage of the balance you want to transfer to other investment choices. (For instance, to transfer the entire amount to just one investment choice, type 100% in the appropriate box..) ----> [points to item on Web page mock up]
-----------------------------------------
Of the amount you want to transfer, this box shows the total percentage you have allocated among the investment choices. It must equal 100%. .----> [points to item on Web page mock up]
-----------------------------------------
Built-In Security Features
At Schwab and Great-West, we're committed to providing you with a secure and private Web environment. To help ensure the confidentiality of data transmissions, we employ leading encryption technology and other security features.
-----------------------------------------
Footnote: Generally, a transfer will be effective on the day you send us your request, if we receive it before 4:00 p.m. Eastern time on regular business days. The exact dollar amount of your transfer is based on your balance at the time the transfer is executed. Online transfers are subject to the same rules as transfers made by phone or other means: A $10 charge will be applied to each transfer in excess of 12 in any calendar year. All transfers (other than a one-time rebalancing transfer) made on the same transaction record will count as a single transfer. In addition, some special conditions apply to transfers into and out of the Guaranteed Period Fund. See the web site or call us for more details.

Sign Up Online For Helpful Tools

At Schwab's online Annuity Center, you can select programs that help you manage your Schwab Select Annuity(TM) account more easily. Just go to the "Automatic Transfer" section of the web site to access the Periodic transfer and Automatic Rebalancer programs. The Periodic Transfer program can help you put the benefits of dollar-cost averaging to work for you in your Schwab Select Annuity*. With Periodic Transfer, you can arrange to have money automatically transferred from one investment choice to another within the Schwab Select Annuity on a regular basis. For example, you can opt to have periodic transfers made from the Schwab Money Market Investment Choice to one of the equity investment choices in the Schwab Select Annuity.

You can also register online for Schwab's Automatic Rebalancer Program. This program helps you stay on track toward your long-term goals by automatically rebalancing your assets among the Schwab Select Annuity investment choices you have specified on a monthly, quarterly, semiannual or yearly basis.


Start a Dollar-Cost Averaging Program Online

[Object omitted -  Mock up of  Periodic Transfers Web page.]
-----------------------------------------
Go to "Automatic Transfers" and click on "Periodic Transfers." ----> [points to menu on Web page mock up]
-----------------------------------------
Click and scroll down to find the Investment Choice you wish to
Transfer money from. ---->  [points to item on  Web page mock up]
-----------------------------------------
Specify the amount you wish to have periodically transferred. ---->  [points to item on  Web page mock up]
-----------------------------------------
Type in what percentage of the total you want to have transferred into each investment choice. ----> [points to item on Web page mock up]
-----------------------------------------
Footnote: *Please note that periodic investment plans like dollar-cost averaging do not assure a profit or do not protect against loss in declining markets.

Plan For The Future

Want to change how your future contributions to the Schwab Select Annuity(TM) are allocated? The online Schwab Annuity Center makes it easy.

Visit Us Online Today

Schwab's online Annuity Center gives you valuable tools that can help make managing your Schwab Select Annuity Account a snap. Could investing be any easier? To get started, just go to www.schwab.com/annuity today.

Re-Allocate Future Contributions

[Object omitted -  Mock up of  Contribution Instructions Web page.]
-----------------------------------------
Go to "Future Contributions: and click on "Contribution Instructions." ----> [points to menu on Web page mock up]
-----------------------------------------
The percentage indicates your current allocation to each investment choice. ---->  [points to item on  Web page mock up]
-----------------------------------------
Indicate the new percentage you'd like to have allocated to each investment choice. ---->  [points to item on  Web page mock up]
-----------------------------------------
Once you've reviewed your choices, click "Submit." ----> [points to item on Web page mock up]
-----------------------------------------
The Online Schwab Annuity Center is just one of many ways you can access your Schwab Select Annuity account. You can also access Keytalk(R), our touch-tone phone system at 1-800-838-0650 (in New York state, call 1-800-838-0649).
-----------------------------------------


Distributed by:   Charles Schwab


Footnotes: Variable annuity contracts are issued by Great-West Life & Annuity Insurance Company (in New York state by First Great-West Life & Annuity Insurance Company) and distributed by Charles Schwab & Co., Inc.

For more information on the Schwab Select Annuity, please contact the Schwab Insurance & Annuity Service Center. We'll send you an application and a prospectus which includes information on fees and expenses. Please read it carefully before investing.

Access to Schwab's electronic services may be limited or unavailable during periods of peak demand, market volatility, systems upgrades, maintenance, or for other reasons.

Portfolio Fact Sheets

A quick snapshot of all the portfolios available in the Schwab Select Annuity(TM). These fact sheets have been grouped by Morningstar category.



Footnotes: Information for these portfolio fact sheets was received from what we believe to be reliable sources, but we can't absolutely guarantee accuracy, completeness or suitability for any purpose. The information on the fact sheets is as of the date stated and is not an indication of future portfolio holdings, composition or performance. Data are unaudited.

Annuity contracts are issued by Great-West Life & Annuity Insurance Company (in New York state by First Great-West Life & Annuity Insurance Company) and distributed by Charles Schwab & Co., Inc.

SCHWAB MONEY MARKET PORTFOLIO

FOR PERIOD ENDING JUNE 30,1999
Fund Inception Date: May 3, 1994

Investment Adviser
Charles Schwab Investment Management, Inc.

Portfolio Manager
Karen Wiggan

Investment Orientation
The Portfolio seeks maximum current income consistent with liquidity and stability of capital by investing in high-quality, short-term debt securities. An investment in the Portfolio is not insured or guaranteed by the FDIC or any other government agency. Although the Portfolio seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in this Portfolio

INVESTMENT CHOICE INFORMATION*
MORNINGSTAR CATEGORY:  MONEY MARKET

--------------- ------------ ------------- ------------ ------------- ------------ ------------ ------------- ------------ ---------
     Low                                                                 Risk                                                  High
--------------- ------------ ------------- ------------ ------------- ------------ ------------ ------------- ------------ ---------
--------------- ------------ ------------- ------------ ------------- ------------ ------------ ------------- ------------ ---------
 Money Market      Bond       High-Yield    Balanced     Large-Cap      Mid-Cap      Foreign     Small-Cap     Specialty  Developing
                                                                                                                           /Emerging
                                 Bond                                                                                        Markets
--------------- ------------ ------------- ------------ ------------- ------------ ------------ ------------- ------------ ---------
--------------- ------------ ------------- ------------ ------------- ------------ ------------ ------------- ------------ ---------
      X
--------------- ------------ ------------- ------------ ------------- ------------ ------------ ------------- ------------ ---------

For illustrative purposes only.

Who is Most Likely to Choose This Portfolio?*
Investors who are looking for preservation of capital and a high degree of stability in their investments. This person's time horizon is generally less than 5 years.

Please note that this portfolio type could also play an important role in an overall asset allocation plan, which contains multiple portfolios representing various asset classes. For example, a conservative asset allocation plan may include a portion in higher risk asset classes like foreign and small-cap, and an aggressive plan may include a portion in lower risk asset classes like bond portfolios and money markets.



Maturity
As of June 30, 1999
0-15 Days                             28.3%
16-30 Days                            16.4%
31-60 Days                            35.0%
61-90 Days                             8.2%
91-120 Days                            8.4%
Over 120 Days                          3.7%
Average Maturity                    41 Days


Portfolio Composition
                               As of June 30, 1999
U.S. Government
Securities/Discount Notes                 92%
Repurchase Agreements                      8%
                                         100%

Other Information
Operating Expenses                       0.50%
Total Portfolio Net Assets             $103.77
($millions)

* When you invest in the Schwab Select Annuity, you do not invest directly in annuity portfolios. You invest in sub-accounts of Great-West Life & Annuity Insurance Company (First Great-West & Annuity Insurance Company in New York State) that, in turn, invest in the annuity portfolios you've selected. You account is then credited with variable accumulation units in that sub-account. The fees and charges associated with the sub-accounts and the terms and conditions of your investment are detailed in the prospectus for the Schwab Select Annuity.

Total annual operating expenses as a percentage of average net assets as of 6/30/99. Actual expenses for the current year may vary. In some cases the expenses have adjusted to reflect voluntary expense caps.

Federated Fund for U.S. Government Securities II

For period ending June 30,1999

Fund Inception Date: March 29, 1994

Investment Adviser
Federated Investment Management Company

Portfolio Manager
Kathleen M. Foody-Malus
Todd A. Abraham

Investment Orientation
Seeks current income by investing in fixed income securities which are obligations guaranteed by the United States government, its agencies or instrumentalities, and in certain collateralized mortgage obligations and repurchase agreements.

The government "guarantees" applies to the payment of principal and interest on the underlying securities and not to shares of the portfolio itself.

INVESTMENT CHOICE INFORMATION*
MORNINGSTAR CATEGORY: INTERMEDIATE GOVERNMENT BOND

--------------- ------------ ------------- ------------ ------------- ------------ ------------ ------------- ------------ ---------
     Low                                                                 Risk                                                  High
--------------- ------------ ------------- ------------ ------------- ------------ ------------ ------------- ------------ ---------
--------------- ------------ ------------- ------------ ------------- ------------ ------------ ------------- ------------ ---------
 Money Market      Bond       High-Yield    Balanced     Large-Cap      Mid-Cap      Foreign     Small-Cap     Specialty  Developing
                                                                                                                           /Emerging
                                 Bond                                                                                        Markets
--------------- ------------ ------------- ------------ ------------- ------------ ------------ ------------- ------------ ---------
--------------- ------------ ------------- ------------ ------------- ------------ ------------ ------------- ------------ ---------
                     X
--------------- ------------ ------------- ------------ ------------- ------------ ------------ ------------- ------------ ---------

For illustrative purposes only.

Who is Most Likely to Choose This Portfolio?*

Investors who are looking for moderate returns and stability, and are less concerned about increasing the value of their investments. This person's time horizon is generally less than 10 years.

Please note that this portfolio type could also play an important role in an overall asset allocation plan, which contains multiple portfolios representing various asset classes. For example, a conservative asset allocation plan may include a portion in higher risk asset classes like foreign and small-cap, and an aggressive plan may include a portion in lower risk asset classes like bond portfolios and money markets.



Top 10 Holdings
As of June 30, 1999                      % of
                                         ----
                                           Portfolio
GNMA 7.0% due 3/1/28                         12.3%
FHLMC 6.5% due 1/1/29                         6.5%
FHLMC 7.0% due 12/1/27                        6.0%
FNMA 6.5% due 2/1/29                          5.6%
FNMA 6.0% due 3/1/14                          4.7%
FNMA 6.5% due 3/1/14                          3.7%
GNMA 7.5% due 1/1/28                          3.4%
U.S. Treasury Note 5.375% (6/30/03)           3.0%
FHLMC 6.0% due 6/1/28                         2.7%
FHLB 5.5% due 7/14/00                         2.6%
Total                                        50.5%


Portfolio Composition
                                                  As of June 30,
                                                       1999
GNMA                                                      24%
FNMA                                                      21%
FHLMC                                                     21%
U.S. Treasuries                                           19%
Agency Debentures                                         14%
Repurchase Agreements                                      2%
                                                         100%




Other Information
Average Duration                             4.4%
Operating Expenses                          0.85%
Total Portfolio Net Assets                $120.68
($millions)

* When you invest in the Schwab Select Annuity, you do not invest directly in annuity portfolios. You invest in sub-accounts of Great-West Life & Annuity Insurance Company (First Great-West & Annuity Insurance Company in New York State) that, in turn, invest in the annuity portfolios you've selected. You account is then credited with variable accumulation units in that sub-account. The fees and charges associated with the sub-accounts and the terms and conditions of your investment are detailed in the prospectus for the Schwab Select Annuity.

Total annual operating expenses as a percentage of average net assets as of 6/30/99. Actual expenses for the current year may vary. In some cases the expenses have adjusted to reflect voluntary expense caps.

Janus Aspen Series Flexible Income Portfolio

For period ending June 30,1999
Fund Inception Date: September 13, 1993

Investment Adviser Janus
Portfolio Manager Ronald V. Speaker

Investment Orientation
Seeks to maximize total return from a combination of income and capital appreciation, although income will normally be the dominant component of total return. The portfolio invests in many types of income producing securities and may have substantial holdings of debt securities rated below investment-grade.

Funds invested in below investment grade bonds are more risky than investment grade bond portfolios.

INVESTMENT CHOICE INFORMATION*
MORNINGSTAR CATEGORY:  INTERMEDIATE CORPORATE BOND

--------------- ------------ ------------- ------------ ------------- ------------ ------------ ------------- ------------ ---------
     Low                                                                 Risk                                                  High
--------------- ------------ ------------- ------------ ------------- ------------ ------------ ------------- ------------ ---------
--------------- ------------ ------------- ------------ ------------- ------------ ------------ ------------- ------------ ---------
 Money Market      Bond       High-Yield    Balanced     Large-Cap      Mid-Cap      Foreign     Small-Cap     Specialty  Developing
                                                                                                                           /Emerging
                                 Bond                                                                                       Markets
--------------- ------------ ------------- ------------ ------------- ------------ ------------ ------------- ------------ ---------
--------------- ------------ ------------- ------------ ------------- ------------ ------------ ------------- ------------ ---------
                     X
--------------- ------------ ------------- ------------ ------------- ------------ ------------ ------------- ------------ ---------

For illustrative purposes only.

Who is Most Likely to Choose This Portfolio?*

Investors who are looking for moderate returns and stability, and are less concerned about increasing the value of their investments. This person's time horizon is generally less than 10 years.

Please note that this portfolio type could also play an important role in an overall asset allocation plan which contains multiple portfolios representing various asset classes. For example, a conservative asset allocation plan may include a portion in higher risk asset classes like foreign and small-cap, and an aggressive plan may include a portion in lower risk asset classes like bond portfolios and money markets.



Top 10 Holdings
As of June 30, 1999                  % of Portfolio
                                     --------------
U.S. Treasury Bonds/Notes               11.08%
Fred Meyer, Inc. 7.45%                   2,51%
Safeway, Inc.                            2.09%
General Motors Acceptance Corp.          1.69%
Comdisco, Inc.                           1.52%
Charter Comm. Holdings L.L.C.            1.48%
IBM Corp.                                1.41%
Marsh Supermarkets, Inc.                 1.26%
Fred Meyer, Inc. 7.15%                   1.24%
Unilab Corp.                             1.20%
Total                                   25.48%


Portfolio Composition
                                          As of June 30, 1999
Telecommunication Services                           7%
Cable Television                                     6%
Food - Retail                                        5%
Retail - Regional Department Stores                  5%
Finance - Auto Loans                                 4%
Commercial Banks                                     3%
Telephone - Integrated                               3%
Other                                               67%
                                                   100%


Other Information
Operating Expenses                   0.73%
Total Portfolio Net Assets          $161.9
($millions)

* When you invest in the Schwab Select Annuity, you do not invest directly in annuity portfolios. You invest in sub-accounts of Great-West Life & Annuity Insurance Company (First Great-West & Annuity Insurance Company in New York State) that, in turn, invest in the annuity portfolios you've selected. You account is then credited with variable accumulation units in that sub-account. The fees and charges associated with the sub-accounts and the terms and conditions of your investment are detailed in the prospectus for the Schwab Select Annuity.

Total annual operating expenses as a percentage of average net assets as of 6/30/99. Actual expenses for the current year may vary. In some cases the expenses have adjusted to reflect voluntary expense caps.

INVESCO VIF-High Yield Fund

For period ending June 30,1999
Fund Inception Date: May 27, 1994

Investment Adviser
INVESCO Funds Group, Inc.

Portfolio Manager
Donovan J. (Jerry) Paul, CFA

Investment Orientation
Seeks a high level of current income by investing substantially all of its assets in lower-rated bonds and other debt securities and in preferred stock. Potential capital appreciation is a factor in the selection of investments, but is secondary to the Fund's primary objectives.

INVESTMENT CHOICE INFORMATION*
MORNINGSTAR CATEGORY- HIGH YIELD BOND

--------------- ------------ ------------- ------------ ------------- ------------ ------------ ------------- ------------ ---------
     Low                                                                 Risk                                                  High
--------------- ------------ ------------- ------------ ------------- ------------ ------------ ------------- ------------ ---------
--------------- ------------ ------------- ------------ ------------- ------------ ------------ ------------- ------------ ---------
 Money Market      Bond       High-Yield    Balanced     Large-Cap      Mid-Cap      Foreign     Small-Cap     Specialty  Developing
                                                                                                                           /Emerging
                                 Bond                                                                                        Markets
--------------- ------------ ------------- ------------ ------------- ------------ ------------ ------------- ------------ ---------
--------------- ------------ ------------- ------------ ------------- ------------ ------------ ------------- ------------ ---------
                                  X
--------------- ------------ ------------- ------------ ------------- ------------ ------------ ------------- ------------ ---------

For illustrative purposes only.

Who is Most Likely to Choose This Portfolio?*
Investors who are looking for higher returns than offered by an investment grade bond portfolio and are willing to accept less stability. These funds invest in below investment grade bonds and are more risky than investment grade bond portfolios. This person's time horizon is generally greater than 5 years.

Please note that this portfolio type could also play an I important role in an overall asset allocation plan which contains multiple portfolios representing various asset classes. For example, a conservative asset allocation plan may include a portion in higher risk asset classes like foreign and small-cap, and an aggressive plan may include a portion in lower risk asset classes like bond portfolios and money markets.

Top 10 Holdings
As of June 30, 1999               % of Portfolio
                                  --------------
Metronet Communications                 5.0%
Level 3 Communications                  4.4%
NEXTLINK Communications                 3.4%
United Rentals                          3.1%
Intermedia Communications               2.6%
Niagara Mohawk Power                    2.6%
Nextel Communications                   2.4%
PharMerica Inc.                         2.2%
Horeshoe Gaming L.L.C.                  2.1%
Verio Inc.                              2.0%
Total                                  29.8%

Portfolio Composition
As of June 30, 1999
Fixed Income                          90%
Communication Services                 4%
Cash & Cash Equivalents                3%
Technology                             2%
Consumer Cyclicals                     1%
                                      100%

Other Information
Average Maturity                               7.4
Average Duration                               5.4
Operating Expenses                           0.85%
Total Portfolio Net Assets                  $47.12
($millions)

* When you invest in the Schwab Select Annuity, you do not invest directly in annuity portfolios. You invest in sub-accounts of Great-West Life & Annuity Insurance Company (First Great-West & Annuity Insurance Company in New York State) that, in turn, invest in the annuity portfolios you've selected. You account is then credited with variable accumulation units in that sub-account. The fees and charges associated with the sub-accounts and the terms and conditions of your investment are detailed in the prospectus for the Schwab Select Annuity.

Total annual operating expenses as a percentage of average net assets as of 6/30/99. Actual expenses for the current year may vary. In some cases the expenses have adjusted to reflect voluntary expense caps.

DREYFUS Variable Investment Fund Growth and Income Portfolio

For period ending June 30,1999
Fund Inception Date: May 2, 1994

Investment Adviser
The Dreyfus Corporation

Portfolio Manager
Douglas D. Ramos

Investment Orientation
Seeks to maximize total return through investments in stocks and bonds. The Portfolio's main goals are long-term capital growth, current income and growth of income, while maintaining reasonable investment risk. To achieve its objective, the Portfolio invests in stocks, bonds and money market instruments.

INVESTMENT CHOICE INFORMATION*
MORNINGSTAR CATEGORY: LARGE VALUE

--------------- ------------ ------------- ------------ ------------- ------------ ------------ ------------- ------------ ---------
     Low                                                                 Risk                                                  High
--------------- ------------ ------------- ------------ ------------- ------------ ------------ ------------- ------------ ---------
--------------- ------------ ------------- ------------ ------------- ------------ ------------ ------------- ------------ ---------
 Money Market      Bond       High-Yield    Balanced     Large-Cap      Mid-Cap      Foreign     Small-Cap     Specialty  Developing
                                                                                                                           /Emerging
                                 Bond                                                                                        Markets
--------------- ------------ ------------- ------------ ------------- ------------ ------------ ------------- ------------ ---------
--------------- ------------ ------------- ------------ ------------- ------------ ------------ ------------- ------------ ---------
                                                             X
--------------- ------------ ------------- ------------ ------------- ------------ ------------ ------------- ------------ ---------

For illustrative purposes only.

Who is Most Likely to Choose This Portfolio?*
Long-term investors who are looking for growth. A fair amount of risk is acceptable in exchange for potentially higher returns. This person's time horizon is generally greater than 10 years.

Please note that this portfolio type could also play an important role in an overall asset allocation plan which contains multiple portfolios representing various asset classes. For example, a conservative asset allocation plan may include a portion in higher risk asset classes like foreign and small-cap, and an aggressive plan may include a portion in lower risk asset classes like bond portfolios and money markets.



Top 10 Holdings
As of June 30, 1999                    % of
                                       ----
                                       Portfolio
General Electric                       2.99%
IBM                                    2.26%
Tyco International                     2.15%
GTE                                    1.99%
Cendant Corporation                    1.76%
Royal Dutch Petroleum, ADR             1.66%
Citigroup                              1.64%
MCI Worldcom                           1.62%
Bank of America                        1.61%
AT&T                                   1.61%
Total                                 19.29%


Portfolio Composition
                               As of June 30, 1999
Finance                                16%
Electronic Technology                  15%
Utilities                              12%
Producer Manufacturing                 11%
Consumer Services                      7%
Retail Trade                           6%
Health Technology                      6%
Other                                  27%
                                      100%


Other Information
Operating Expenses                           0.79%
Total Portfolio Net Assets                 $447.31
($millions)

* When you invest in the Schwab Select Annuity, you do not invest directly in annuity portfolios. You invest in sub-accounts of Great-West Life & Annuity Insurance Company (First Great-West & Annuity Insurance Company in New York State) that, in turn, invest in the annuity portfolios you've selected. You account is then credited with variable accumulation units in that sub-account. The fees and charges associated with the sub-accounts and the terms and conditions of your investment are detailed in the prospectus for the Schwab Select Annuity.

Total annual operating expenses as a percentage of average net assets as of 6/30/99. Actual expenses for the current year may vary. In some cases the expenses have adjusted to reflect voluntary expense caps.

Federated American Leaders Fund II

For period ending June 30,1999
Fund Inception Date: February 1, 1994

Investment Adviser
Federated Investment Management Company

Portfolio Manager
Michael P. Donnelly Arthur J. Barry

Investment Orientation
Seeks long-term growth of capital by investing typically at least 65% of assets in common stock of "blue chip" companies. The Fund utilizes a relative value investment decision-making process and may also invest in convertibles and other securities.

INVESTMENT CHOICE INFORMATION*
MORNINGSTAR CATEGORY: LARGE VALUE

--------------- ------------ ------------- ------------ ------------- ------------ ------------ ------------- ------------ ---------
     Low                                                                 Risk                                                  High
--------------- ------------ ------------- ------------ ------------- ------------ ------------ ------------- ------------ ---------
--------------- ------------ ------------- ------------ ------------- ------------ ------------ ------------- ------------ ---------
 Money Market      Bond       High-Yield    Balanced     Large-Cap      Mid-Cap      Foreign     Small-Cap     Specialty  Developing
                                                                                                                           /Emerging
                                 Bond                                                                                        Markets
--------------- ------------ ------------- ------------ ------------- ------------ ------------ ------------- ------------ ---------
--------------- ------------ ------------- ------------ ------------- ------------ ------------ ------------- ------------ ---------
                                                             X
--------------- ------------ ------------- ------------ ------------- ------------ ------------ ------------- ------------ ---------

For illustrative purposes only.

Who is Most Likely to Choose This Portfolio?*
Long-term investors who are looking for growth. A fair amount of risk is acceptable in exchange for potentially higher returns. This person's time horizon is generally greater than 10 years.

Please note that this portfolio type could also play an important role 'in an overall asset allocation plan which contains multiple portfolios representing various asset classes. For example, a conservative asset allocation plan may include a portion in higher risk asset classes like foreign and small-cap, and an aggressive plan may include a portion in lower risk asset classes like bond portfolios and money markets.



Top 10 Holdings
As of June 30, 1999                     % of
                                        ----
                                      Portfolio
Conseco, Inc.                           2.5%
Sun Microsystems, Inc.                  2.4%
Kimberly-Clark Corp.                    2.0%
GTE Corp.                               1.9%
Cigna Corp.                             1.6%
Pharmacia & Upjohn, Inc.                1.6%
CIT Group, Inc., Class A                1.6%
First Data Corp.                        1.6%
United Healthcare Corp.                 1.6%
Tyco International, Ltd.                1.5%
Total                                   18.3%


Portfolio Composition
                                  As of June 30, 1999
Financials                                18%
Technology                                13%
Capital Goods                             13%
Consumer Cyclicals                        10%
Consumer Staples                          10%
Health Care                                9%
Energy                                     7%
Other                                     20%
                                          100%


Other Information
Operating Expenses                     0.88%
Total Portfolio Net Assets             $485.42
($millions)

* When you invest in the Schwab Select Annuity, you do not invest directly in annuity portfolios. You invest in sub-accounts of Great-West Life & Annuity Insurance Company (First Great-West & Annuity Insurance Company in New York State) that, in turn, invest in the annuity portfolios you've selected. You account is then credited with variable accumulation units in that sub-account. The fees and charges associated with the sub-accounts and the terms and conditions of your investment are detailed in the prospectus for the Schwab Select Annuity.

Total annual operating expenses as a percentage of average net assets as of 6/30/99. Actual expenses for the current year may vary. In some cases the expenses have adjusted to reflect voluntary expense caps.

Prudential Series Fund Equity Class II Portfolio

For period ending June 30,1999
Fund Inception Date: May 4, 1999

Investment Adviser
Prudential Investment Corporation

Portfolio Manager
Tom Jackson

Investment Orientation
The portfolio seeks capital appreciation through investment primarily in stocks of major, established corporations ions as well as stocks of smaller companies.

The Portfolio consists mainly of common stocks of major, established corporations whose valuations appear to offer opportunities for above-average appreciation. Its objective is to provide a total return greater than that of the broad-based stock market indices such as S&P 500.

INVESTMENT CHOICE INFORMATION*
MORNINGSTAR CATEGORY- LARGE VALUE

--------------- ------------ ------------- ------------ ------------- ------------ ------------ ------------- ------------ ---------
     Low                                                                 Risk                                                  High
--------------- ------------ ------------- ------------ ------------- ------------ ------------ ------------- ------------ ---------
--------------- ------------ ------------- ------------ ------------- ------------ ------------ ------------- ------------ ---------
 Money Market      Bond       High-Yield    Balanced     Large-Cap      Mid-Cap      Foreign     Small-Cap     Specialty  Developing
                                                                                                                           /Emerging
                                 Bond                                                                                        Markets
--------------- ------------ ------------- ------------ ------------- ------------ ------------ ------------- ------------ ---------
--------------- ------------ ------------- ------------ ------------- ------------ ------------ ------------- ------------ ---------
                                                             X
--------------- ------------ ------------- ------------ ------------- ------------ ------------ ------------- ------------ ---------

For illustrative purposes only.

Who is Most Likely to Choose This Portfolio?*
Long-term investors who are looking for growth. A fair amount of risk is acceptable in exchange for potentially higher returns. This person's time horizon is generally greater than 10 years.

Please note that this portfolio type could also play an important role in an overall asset allocation plan which contains multiple portfolios representing various asset classes. For example, a conservative asset allocation plan may include a portion in higher risk asset classes like foreign and small-cap, and an aggressive plan may include a portion in lower risk asset classes like bond portfolios and money markets.



Top 10 Holdings
As of June 30, 1999                    % of total net assets
                                       ---------------------
Tandy Corp.                                    4.1%
Eastman Kodak Co.                              3.0%
Wellpoint Health                               2.8%
Elf Acquitaine ADR                             2.7%
Darden Restaurants                             2.6%
Georgia Pacific Corp.                          2.4%
Chubb Corp.                                    2.3%
Loews Corp.                                    2.1%
Columbia HCA Healthcare                        2.0%
Bank of America Corp.                          2.0%
Total                                          26.0%


Portfolio Composition
                                As of June 30, 1999
Consumer Growth/Staples                 22%
Finance                                 20%
Industrial                              19%
Consumer Cyclical                       13%
Technology                              9%
Energy                                  6%
Utility                                 6%
Cash                                    5%
                                       100%


Other Information
Operating Expenses                      0.97%
Total Portfolio Net Assets            $6,696.50
($millions)

* When you invest in the Schwab Select Annuity, you do not invest directly in annuity portfolios. You invest in sub-accounts of Great-West Life & Annuity Insurance Company (First Great-West & Annuity Insurance Company in New York State) that, in turn, invest in the annuity portfolios you've selected. You account is then credited with variable accumulation units in that sub-account. The fees and charges associated with the sub-accounts and the terms and conditions of your investment are detailed in the prospectus for the Schwab Select Annuity.

Total annual operating expenses as a percentage of average net assets as of 6/30/99. Actual expenses for the current year may vary. In some cases the expenses have adjusted to reflect voluntary expense caps.

Dreyfus Variable Investment Fund Capital Appreciation Portfolio

For period ending June 30,1999
Fund Inception Date: April 5, 1993

Investment Adviser
The Dreyfus Corporation

Portfolio Manager
Feyez Sarofim

Investment Orientation
The Portfolio seeks long-term capital growth consistent with the preservation of capital; current income is a secondary goal. To pursue these goals, the portfolio invests in common stocks focusing on "blue chip" companies with total market values of more than $5 billion at the time of purchase.

INVESTMENT CHOICE INFORMATION*
MORNINGSTAR CATEGORY: LARGE BLEND

--------------- ------------ ------------- ------------ ------------- ------------ ------------ ------------- ------------ ---------
     Low                                                                 Risk                                                  High
--------------- ------------ ------------- ------------ ------------- ------------ ------------ ------------- ------------ ---------
--------------- ------------ ------------- ------------ ------------- ------------ ------------ ------------- ------------ ---------
 Money Market      Bond       High-Yield    Balanced     Large-Cap      Mid-Cap      Foreign     Small-Cap     Specialty  Developing
                                                                                                                           /Emerging
                                 Bond                                                                                        Markets
--------------- ------------ ------------- ------------ ------------- ------------ ------------ ------------- ------------ ---------
--------------- ------------ ------------- ------------ ------------- ------------ ------------ ------------- ------------ ---------
                                                             X
--------------- ------------ ------------- ------------ ------------- ------------ ------------ ------------- ------------ ---------

For illustrative purposes only.

Who is Most Likely to Choose This Portfolio?*
Long-term investors who are looking for growth. A fair amount of risk is acceptable in exchange for potentially higher returns. This person's time horizon is generally greater than 10 years.

Please note that this portfolio type could also play an important role in an overall asset allocation plan which contains multiple portfolios representing various asset classes. For example, a conservative asset allocation plan may include a portion in higher risk asset classes like foreign and small-cap, and an aggressive plan may include a portion in lower risk asset classes like bond portfolios and money markets.



Top 10 Holdings
As of June 30, 1999          % of Portfolio
Pfizer                            4.68%
Intel                             4.31%
General Electric                  3.85%
Microsoft                         3.36%
Merck & Co.                       3.16%
Coca-Cola                         3.00%
Johnson & Johnson                 2.72%
Fannie Mae                        2.62%
SBC Communications                2.60%
Chase Manhattan                   2.59%
Total                            32.89%


Portfolio Composition
                                          As of June 30, 1999
Health Care                                       17%
Finance-Misc.                                     10%
Capital Goods                                     9"%
Technology                                         8%
Food Beverage & Tobacco                            8%
Banking                                            7%
Communications Service & Manufacturing             6%
Other                                             35%
                                                  100%


Other Information
Operating Expenses                          0.79%
Total Portfolio Net Assets                 $936.37
($millions)

* When you invest in the Schwab Select Annuity, you do not invest directly in annuity portfolios. You invest in sub-accounts of Great-West Life & Annuity Insurance Company (First Great-West & Annuity Insurance Company in New York State) that, in turn, invest in the annuity portfolios you've selected. You account is then credited with variable accumulation units in that sub-account. The fees and charges associated with the sub-accounts and the terms and conditions of your investment are detailed in the prospectus for the Schwab Select Annuity.

Total annual operating expenses as a percentage of average net assets as of 6/30/99. Actual expenses for the current year may vary. In some cases the expenses have adjusted to reflect voluntary expense caps.

INVESCO VIF-Equity Income Fund

For period ending June 30,1999
Fund Inception Date: August 10, 1994

Investment Adviser
INVESCO Funds Group, Inc.

Portfolio Manager
Donovan J. (Jerry) Paul, CFA
Charles P. Mayer

Investment Orientation
Seeks the best possible current income, with capital growth potential as an additional consideration in the selection of portfolio securities. Normally invests at least 65% of its total assets in dividend-paying common stocks and a portion of total assets may be invested in equity securities that do not pay regular dividends. Remaining assets are invested in other income-producing securities, such as corporate bonds.

INVESTMENT CHOICE INFORMATION*
MORNINGSTAR CATEGORY: LARGE BLEND

--------------- ------------ ------------- ------------ ------------- ------------ ------------ ------------- ------------ ---------
     Low                                                                 Risk                                                  High
--------------- ------------ ------------- ------------ ------------- ------------ ------------ ------------- ------------ ---------
--------------- ------------ ------------- ------------ ------------- ------------ ------------ ------------- ------------ ---------
 Money Market      Bond       High-Yield    Balanced     Large-Cap      Mid-Cap      Foreign     Small-Cap     Specialty  Developing
                                                                                                                           /Emerging
                                 Bond                                                                                        Markets
--------------- ------------ ------------- ------------ ------------- ------------ ------------ ------------- ------------ ---------
--------------- ------------ ------------- ------------ ------------- ------------ ------------ ------------- ------------ ---------
                                                             X
--------------- ------------ ------------- ------------ ------------- ------------ ------------ ------------- ------------ ---------

For illustrative purposes only.

Who is Most Likely to Choose This Portfolio?*
Long-term investors who are looking for growth. A fair amount of risk is acceptable in exchange for potentially higher returns. This person's time horizon is generally greater than 10 years.

Please note that this portfolio type could also play an important role in an overall asset allocation plan which contains multiple portfolios representing various asset classes. For example, a conservative asset allocation plan may include a portion in higher risk asset classes like foreign and small-cap and an aggressive plan may include a portion in lower risk asset classes like bond portfolios and money markets.



Top 10 Holdings
As of June 30, 1999                  % of Portfolio
                                     --------------
Tandy Corp.                               2.6%
Kansas City Southern Industries           2.3%
Allied Signal Inc.                        1.8%
General Electric                          1.8%
International Business Machines           1.8%
Anheuser-Busch Cos.                       1.7%
Morgan (JP) & Co.                         1.7%
Motorola Inc.                             1.7%
Allmerica Financial                       1.7%
Bell Atlantic                             1.6%
Total                                     18.7%


Portfolio Composition
                                        As of June 30, 1999
Finance                                         13%
Consumer Staples                                13%
Consumer Cyclicals                              11%
Technology                                      10%
Communication Services                          10%
Fixed Income                                    10%
Health Care Sector                              9%
Other                                           24%
                                               100%


Other Information
Operating Expenses                  0.93%
Total Portfolio Net Assets          $73.94
($millions)

* When you invest in the Schwab Select Annuity, you do not invest directly in annuity portfolios. You invest in sub-accounts of Great-West Life & Annuity Insurance Company (First Great-West & Annuity Insurance Company in New York State) that, in turn, invest in the annuity portfolios you've selected. You account is then credited with variable accumulation units in that sub-account. The fees and charges associated with the sub-accounts and the terms and conditions of your investment are detailed in the prospectus for the Schwab Select Annuity.

Total annual operating expenses as a percentage of average net assets as of 6/30/99. Actual expenses for the current year may vary. In some cases the expenses have adjusted to reflect voluntary expense caps.

SAFECO Resource Series Trust Equity Portfolio

For period ending June 30,1999
Fund Inception Date: April 3, 1987

investment Adviser
SAFECO Asset Management Company

Portfolio Manager
Richard D. Meagley

Investment Orientation
Seeks long-term growth of capital and reasonable current income. The Portfolio invests principally in common stocks or securities convertible into common stocks. In selecting stocks for the portfolio, the fund manager looks for companies that have demonstrated consistent earnings growth as well as attractive dividend income.

INVESTMENT CHOICE INFORMATION*
MORNINGSTAR CATEGORY: LARGE BLEND

--------------- ------------ ------------- ------------ ------------- ------------ ------------ ------------- ------------ ---------
     Low                                                                 Risk                                                  High
--------------- ------------ ------------- ------------ ------------- ------------ ------------ ------------- ------------ ---------
--------------- ------------ ------------- ------------ ------------- ------------ ------------ ------------- ------------ ---------
 Money Market      Bond       High-Yield    Balanced     Large-Cap      Mid-Cap      Foreign     Small-Cap     Specialty  Developing
                                                                                                                           /Emerging
                                 Bond                                                                                        Markets
--------------- ------------ ------------- ------------ ------------- ------------ ------------ ------------- ------------ ---------
--------------- ------------ ------------- ------------ ------------- ------------ ------------ ------------- ------------ ---------
                                                             X
--------------- ------------ ------------- ------------ ------------- ------------ ------------ ------------- ------------ ---------

For illustrative purposes only.

Who is Most Likely to Choose This Portfolio?*
Long-term investors who are looking for growth. A fair amount of risk is acceptable in exchange for potentially higher returns. This person's time horizon is generally greater than 10 years.

Please note that this portfolio type could also play an important role in an overall asset allocation plan which contains multiple portfolios representing various asset classes. For example, a conservative asset allocation plan may include a portion in higher risk asset classes like foreign and small-cap, and an aggressive plan may include a portion in lower risk asset classes like bond portfolios and money markets.



Top 10 Holdings
As of June 30, 1999                 % of Portfolio
                                    --------------
Fed Ntnl. Mort. Assoc.                   3.5%
Proctor & Gamble Co.                     3.4%
Intel Corp.                              3.4%
Abbott Laboratories                      3.3%
Johnson & Johnson                        3.3%
Kimberly-Clark Corp.                     3.1%
Microsoft Corp.                          3.1%
Gannett Co., Inc.                        2.8%
Albertsons, Inc.                         2.7%
General Electric Co.                     2.7%
Total                                   31.3%

Portfolio  Composition
                                       As of June 30, 1999
Consumer Staples                               20%
Finance                                        19%
Health Care                                    13%
Technology                                     11%
Capital Goods                                  11%
Communication Services                          7%
Consumer Cyclicals                              6%
Other                                          11%
                                              100%

Other Information
Operating Expenses                      0.76%
Total Portfolio Net Assets              $662.36
($millions)

* When you invest in the Schwab Select Annuity, you do not invest directly in annuity portfolios. You invest in sub-accounts of Great-West Life & Annuity Insurance Company (First Great-West & Annuity Insurance Company in New York State) that, in turn, invest in the annuity portfolios you've selected. You account is then credited with variable accumulation units in that sub-account. The fees and charges associated with the sub-accounts and the terms and conditions of your investment are detailed in the prospectus for the Schwab Select Annuity.

Total annual operating expenses as a percentage of average net assets as of 6/30/99. Actual expenses for the current year may vary. In some cases the expenses have adjusted to reflect voluntary expense caps.

Schwab MarketTrack Growth Portfolio II

For period ending June 30,1999
Fund Inception Date: November 1, 1996

Investment Adviser
Charles Schwab Investment Management, Inc

Portfolio Manager
Geri Hom
Kimon Daifotis

Investment Orientation
Seeks to provide high capital growth with less volatility than an all-stock portfolio. Target mix of 80% stocks, 15% bonds, 5% cash equivalents.

INVESTMENT CHOICE INFORMATION*
MORNINGSTAR CATEGORY: LARGE BLEND

--------------- ------------ ------------- ------------ ------------- ------------ ------------ ------------- ------------ ---------
     Low                                                                 Risk                                                  High
--------------- ------------ ------------- ------------ ------------- ------------ ------------ ------------- ------------ ---------
--------------- ------------ ------------- ------------ ------------- ------------ ------------ ------------- ------------ ---------
 Money Market      Bond       High-Yield    Balanced     Large-Cap      Mid-Cap      Foreign     Small-Cap     Specialty  Developing
                                                                                                                           /Emerging
                                 Bond                                                                                        Markets
--------------- ------------ ------------- ------------ ------------- ------------ ------------ ------------- ------------ ---------
--------------- ------------ ------------- ------------ ------------- ------------ ------------ ------------- ------------ ---------
                                                             X
--------------- ------------ ------------- ------------ ------------- ------------ ------------ ------------- ------------ ---------

For illustrative purposes only.


Who is Most Likely to Choose This Portfolio?*
Long-term investors who are looking for growth. A fair amount of risk is acceptable in exchange for potentially higher returns. This person's time horizon is generally greater than 10 years.

Please note that this portfolio type could also play an important role in an overall asset allocation plan, which contains multiple portfolios representing various asset classes. For example, a conservative asset allocation plan may include a portion in higher risk asset classes like foreign and small-cap, and an aggressive plan may include a portion in lower risk asset classes like bond portfolios and money markets.



Top 10 Holdings
As of June 30, 1999                           % of Portfolio
                                              --------------
Schwab Small Cap Index Select Shares              20.7%
Schwab International Index Select Shares          20.2%
Schwab Total Bond Index                           15.3%
Schwab Value Advantage MM                          2.4%
Microsoft Corp.                                    1.7%
General Electric Co.                               1.3%
IBM Corp.                                          0.9%
Lucent Technologies, Inc.                          0.8%
Cisco Systems, Inc.                                0.8%
Wal-Mart Stores, Inc.                              0.8%
Total                                             64.9%


Portfolio Composition
                                    As of June 30, 1999
Business Machines & Software                5%
Health Care/Drugs & Medicine                4%
Telephone                                   4%
Banks                                       3%
Electronics                                 3%
Retail                                      3%
Miscellaneous Finance                       3%
Other                                       75%
                                           100%


Other Information
Operating Expenses                         0.60%
Total Portfolio Net Assets                 $15.62
($millions)

* When you invest in the Schwab Select Annuity, you do not invest directly in annuity portfolios. You invest in sub-accounts of Great-West Life & Annuity Insurance Company (First Great-West & Annuity Insurance Company in New York State) that, in turn, invest in the annuity portfolios you've selected. You account is then credited with variable accumulation units in that sub-account. The fees and charges associated with the sub-accounts and the terms and conditions of your investment are detailed in the prospectus for the Schwab Select Annuity.

Total annual operating expenses as a percentage of average net assets as of 6/30/99. Actual expenses for the current year may vary. In some cases the expenses have adjusted to reflect voluntary expense caps.

Schwab S&P 500 Portfolio

For period ending June 30,1999
Fund Inception Date: November 1, 1996

Investment Adviser
Charles Schwab Investment Management, Inc..

Portfolio Manager
Geri Hom
Kimon Daifotis

Investment Orientation
Tracks the price and dividend performance (total return) of common stocks of U.S. companies as represented by the S&P 500 Index.

INVESTMENT CHOICE INFORMATION*
MORNINGSTAR CATEGORY: LARGE BLEND

--------------- ------------ ------------- ------------ ------------- ------------ ------------ ------------- ------------ ---------
     Low                                                                 Risk                                                  High
--------------- ------------ ------------- ------------ ------------- ------------ ------------ ------------- ------------ ---------
--------------- ------------ ------------- ------------ ------------- ------------ ------------ ------------- ------------ ---------
 Money Market      Bond       High-Yield    Balanced     Large-Cap      Mid-Cap      Foreign     Small-Cap     Specialty  Developing
                                                                                                                           /Emerging
                                 Bond                                                                                        Markets
--------------- ------------ ------------- ------------ ------------- ------------ ------------ ------------- ------------ ---------
--------------- ------------ ------------- ------------ ------------- ------------ ------------ ------------- ------------ ---------
                                                             X
--------------- ------------ ------------- ------------ ------------- ------------ ------------ ------------- ------------ ---------

For illustrative purposes only.

Who is Most Likely to Choose This Portfolio?*
Long-term investors who are looking for growth. A fair amount of risk is acceptable in exchange for potentially higher returns. This person's time horizon is generally greater than 10 years.

Please note that this portfolio type could also play an important role in an overall asset allocation plan, which contains multiple portfolios representing various asset classes. For example, a conservative asset allocation plan may include a portion in higher risk asset classes like foreign and small-cap, and an aggressive plan may include a portion in lower risk asset classes like bond portfolios and money markets.



Top 10 Holdings
As of June 30, 1999                    % of Portfolio
                                       --------------
Microsoft Corp.                             3.8%
General Electric Co.                        3.1%
IBM Corporation                             2.0%
Wal-Mart Stores, Inc.                       1.8%
Intel Corp.                                 1.7%
Lucent Technologies, Inc.                   1.7%
Cisco Systems, Inc.                         1.7%
Exxon Corp.                                 1.6%
Merck & Co.                                 1.5%
AT&T Corp.                                  1.5%
Total                                      20.4%


Portfolio Composition
                                  As of June 30, 1999
Business Machines & Software              11%
Health Care/Drugs & Medicine              10%
Telephone                                  8%
Electronics                                6%
Banks                                      6%
Retail                                     6%
Miscellaneous Finance                      5%
Other                                     48%
                                          100%


Other Information
Operating Expenses                          0.28%
Total Portfolio Net Assets                 $117.26
($millions)

* When you invest in the Schwab Select Annuity, you do not invest directly in annuity portfolios. You invest in sub-accounts of Great-West Life & Annuity Insurance Company (First Great-West & Annuity Insurance Company in New York State) that, in turn, invest in the annuity portfolios you've selected. You account is then credited with variable accumulation units in that sub-account. The fees and charges associated with the sub-accounts and the terms and conditions of your investment are detailed in the prospectus for the Schwab Select Annuity.

Total annual operating expenses as a percentage of average net assets as of 6/30/99. Actual expenses for the current year may vary. In some cases the expenses have adjusted to reflect voluntary expense caps.

Scudder Variable Life Investment Fund Capital Growth Portfolio

For period ending June 30,1999
Fund Inception Date: July 16, 1985

Investment Adviser
Scudder Kemper Investments, Inc.

Portfolio Manager
William f. Gadsden Co-lead
Bruce F. Beaty  Co-lead

Investment Orientation
Seeks to maximize long-term capital growth through a broad and flexible investment program. The Portfolio invests in marketable securities, principally common and preferred stocks and consistent with its objective of long-term capital growth.

INVESTMENT CHOICE INFORMATION*
MORNINGSTAR CATEGORY: LARGE BLEND

--------------- ------------ ------------- ------------ ------------- ------------ ------------ ------------- ------------ ---------
     Low                                                                 Risk                                                  High
--------------- ------------ ------------- ------------ ------------- ------------ ------------ ------------- ------------ ---------
--------------- ------------ ------------- ------------ ------------- ------------ ------------ ------------- ------------ ---------
 Money Market      Bond       High-Yield    Balanced     Large-Cap      Mid-Cap      Foreign     Small-Cap     Specialty  Developing
                                                                                                                           /Emerging
                                 Bond                                                                                        Markets
--------------- ------------ ------------- ------------ ------------- ------------ ------------ ------------- ------------ ---------
--------------- ------------ ------------- ------------ ------------- ------------ ------------ ------------- ------------ ---------
                                                             X
--------------- ------------ ------------- ------------ ------------- ------------ ------------ ------------- ------------ ---------

For illustrative purposes only.

Who is Most Likely to Choose This Portfolio?*
Long-term investors who are looking for growth. A fair amount of risk is acceptable in exchange for potentially higher returns. This person's time horizon is generally greater than 10 years.

Please note that this portfolio type could also play an important role in an overall asset allocation plan which contains multiple portfolios representing various asset classes. For example, a conservative asset allocation plan may include a portion in higher risk asset classes like foreign and small-cap, and an aggressive plan may include a portion in lower risk asset classes like bond portfolios and money markets.



Top 10 Holdings
As of June 30, 1999                       % of
                                          ----
                                        Portfolio
Microsoft Corp.                           3.5%
Intel Corp.                               3.2%
AT&T-Liberty Media Group                  3.1%
Home Depot, Inc.                          3.0%
MCI WorldCom, Inc.                        2.7%
American International Group              2.6%
Dayton Hudson Corp.                       2.6%
IBM Corp.                                 2.3%
Federal National Mortgage Assoc.          2.3%
Sun Microsystems, Inc.                    2.2%
Total                                     27.5%


Portfolio Composition
                                      As of June 30, 1999
Technology                                    17%
Health                                        13%
Consumer Discretionary                        13%
Financial                                     10%
Manufacturing                                  9%
Media                                          9%
Consumer Staples                               7%
Other                                         22%
                                              100%

Other Information
Operating Expenses                       0.50%
Total Portfolio Net Assets              $1025.9


* When you invest in the Schwab Select Annuity, you do not invest directly in annuity portfolios. You invest in sub-accounts of Great-West Life & Annuity Insurance Company (First Great-West & Annuity Insurance Company in New York State) that, in turn, invest in the annuity portfolios you've selected. You account is then credited with variable accumulation units in that sub-account. The fees and charges associated with the sub-accounts and the terms and conditions of your investment are detailed in the prospectus for the Schwab Select Annuity.

Total annual operating expenses as a percentage of average net assets as of 6/30/99. Actual expenses for the current year may vary. In some cases, the expenses have adjusted to reflect voluntary expense caps.

Scudder Variable Life Investment Fund Growth and Income Portfolio

For period ending June 30,1999
Fund Inception Date: May 2, 1994

Investment Adviser
Scudder Kemper Investments, Inc.

Portfolio Manager
Robert T. Hoffman  Lead

Investment Orientation
Seeks long-term growth of capital, current income and growth of income. The Portfolio seeks to reduce risk by actively investing in stocks with above-average dividend yields and the potential for capital appreciation and rising dividends.

INVESTMENT CHOICE INFORMATION*
MORNINGSTAR CATEGORY: LARGE BLEND

--------------- ------------ ------------- ------------ ------------- ------------ ------------ ------------- ------------ ---------
     Low                                                                 Risk                                                  High
--------------- ------------ ------------- ------------ ------------- ------------ ------------ ------------- ------------ ---------
--------------- ------------ ------------- ------------ ------------- ------------ ------------ ------------- ------------ ---------
 Money Market      Bond       High-Yield    Balanced     Large-Cap      Mid-Cap      Foreign     Small-Cap     Specialty  Developing
                                                                                                                           /Emerging
                                 Bond                                                                                        Markets
--------------- ------------ ------------- ------------ ------------- ------------ ------------ ------------- ------------ ---------
--------------- ------------ ------------- ------------ ------------- ------------ ------------ ------------- ------------ ---------
                                                             X
--------------- ------------ ------------- ------------ ------------- ------------ ------------ ------------- ------------ ---------

For illustrative purposes only.

Who is Most Likely to Choose This Portfolio?*
Long-term investors who are looking for growth. A fair amount of risk is acceptable in exchange for potentially higher returns. This person's time horizon is generally greater than 10 years.

Please note that this portfolio type could also play an important role in an overall asset allocation plan, which contains multiple portfolios representing various asset classes. For example, a conservative asset allocation plan may include a portion in higher risk asset classes like foreign and small-cap, and an aggressive plan may include a portion in lower risk asset classes like bond portfolios and money markets.



Top 10 Holdings
As of June 30, 1999                    % of Portfolio
                                       --------------
Corning, Inc.                               4.6%
Bell Atlantic Corp.                         3.4%
Xerox Corp.                                 3.3%
American Home Products Corp.                2.9%
Bank of America Corp.                       2.5%
Avon Products Inc.                          2.5%
Sprint Corp.                                2.3%
GTE Corp.                                   2.3%
Ford Motor Corp.                            2.2%
Bellsouth Corp.                             2.0%
Total                                      28.0%


Portfolio Composition
                               As of June 30, 1999
Financial                              19%
Manufacturing                          17%
Communications                         17%
Energy                                 10%
Durables                                8%
Health                                  6%
Consumer Staples                        5%
Other                                  18%
                                       100%


Other Information
Operating Expenses                           0.56%
Total Portfolio Net Assets                   $200.7
($millions)

* When you invest in the Schwab Select Annuity, you do not invest directly in annuity portfolios. You invest in sub-accounts of Great-West Life & Annuity Insurance Company (First Great-West & Annuity Insurance Company in New York State) that, in turn, invest in the annuity portfolios you've selected. You account is then credited with variable accumulation units in that sub-account. The fees and charges associated with the sub-accounts and the terms and conditions of your investment are detailed in the prospectus for the Schwab Select Annuity.

Total annual operating expenses as a percentage of average net assets as of 6/30/99. Actual expenses for the current year may vary. In some cases the expenses have adjusted to reflect voluntary expense caps.

Alger American Growth Portfolio
For period ending June 30,1999
Fund Inception Date: January 9, 1989

Investment Adviser
Fred Alger Management, Inc.

Portfolio Manager
David D. Alger
Ronald Tartaro

Investment Orientation
Seeks long-term capital appreciation by focusing on growing companies that generally have broad product lines, markets, financial resources and depth of management. Under normal circumstances, the portfolio invests primarily in the equity securities of large companies. The portfolio considers a large company to have a market capitalization of $1 billion or greater.

INVESTMENT CHOICE INFORMATION*
MORNINGSTAR CATEGORY: LARGE GROWTH

--------------- ------------------------------------------------------------------------------------------------ ------------------
LOW                                                          RISK                                                             HIGH
--------------- ------------------------------------------------------------------------------------------------ ------------------
-----------------------------------------------------------------------------------------------------------------------------------
 Money Market   Bond   High-Yield   balanced       Large-cap    MID-CAP     FOREIGN    SMALL-CAP   SPECIALTY    DEVELOPING/EMERGING
                         Bond                                                                                        MARKETS
-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------
                                                       x
-----------------------------------------------------------------------------------------------------------------------------------

For illustrative purposes only.

Who is Most Likely to Choose This Portfolio?*
Long-term investors who are looking for growth. A fair amount of risk is acceptable in exchange for potentially higher returns. This person's time horizon is generally greater than 10 years.

Please note that this portfolio type could also play an important role in an overall asset allocation plan which contains multiple portfolios representing various asset classes. For example, a conservative asset allocation plan may include a portion in higher risk asset classes like foreign and small-cap, and an aggressive plan may include a portion in lower risk asset classes like bond portfolios and money markets.

Top 10 Holdings
As of June 30, 1999                         % of Portfolio
Microsoft Corp.                                       4.3%
Tyco International, Ltd.                              3.5%
Applied Materials, Inc.                               3.4%
America On Line, Inc.                                 3.2%
Cisco Systems, Inc.                                   3.1%
Morgan Stanley, Dean Witter & Co.                     3.1%
Citigroup, Inc.                                       3.0%
MCI Worldcom, Inc.                                    2.9%
United Technologies Corp.                             2.9%
Safeway, Inc.                                         2.9%
Total                                                32.3%

Portfolio Composition
As of June 30, 1999
Communications                                         16%
Financial Services                                     13%
Retailing                                              10%
Communication Equipment                                 7%
Computer Related & Business Equipment                   6%
Food Chains                                             5%
Computer Software                                       5%
Other                                                  38%
                                                      100%
Other Information
Operating Expenses                                   0.79%
Total Portfolio Net Assets                        $2,836.7
($millions)

*When you invest in the Schwab Select Annuity, you do not invest directly in annuity portfolios. You invest in subaccounts of Great-West Life & Annuity Insurance Company (First Great-West Life & Annuity Insurance Company in New York State) that, in turn, invest in the annuity portfolios you've selected. Your account is then credited with variable accumulation units in that sub-account. The fees and charges associated with the sub-accounts and the terms and conditions of your investment are detailed in the prospectus for the Schwab Select Annuity.

Total annual operating expenses as a percentage of average net assets as of 6/30/99. Actual expenses for the current year may vary. In some cases the expenses have been adjusted to reflect voluntary expense caps.

Janus Aspen Series Growth Portfolio
For period ending June 30,1999
Fund Inception Date: September 13, 1993

Investment Adviser
Janus

Portfolio Manager
James P. Craig, III

Investment Orientation
A diversified portfolio that seeks long-term growth of capital by investing primarily in common stocks of a large number of issuers of any size, but emphasizing issuers with larger market capitalization.

INVESTMENT CHOICE INFORMATION*
MORNINGSTAR CATEGORY: LARGE GROWTH

--------------- ------------------------------------------------------------------------------------------------ ------------------
LOW                                                          RISK                                                             HIGH
--------------- ------------------------------------------------------------------------------------------------ ------------------
-----------------------------------------------------------------------------------------------------------------------------------
 Money Market   Bond   High-Yield   balanced       Large-cap    MID-CAP     FOREIGN    SMALL-CAP   SPECIALTY    DEVELOPING/EMERGING
                         Bond                                                                                        MARKETS
-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------
                                                       x
-----------------------------------------------------------------------------------------------------------------------------------

For illustrative purposes only.

Who is Most Likely to Choose This Portfolio?*
Long-term investors who are looking for growth. A fair amount of risk is acceptable in exchange for potentially higher returns. This person's time horizon is generally greater than 10 years.

Please note that this portfolio type could also play an important role in an overall asset allocation plan which contains multiple portfolios representing various asset classes. For example, a conservative asset allocation plan may include a portion in higher risk asset classes like foreign and small-cap, and an aggressive plan may include a portion in lower risk asset classes like bond portfolios and money markets.

Top 10 Holdings
As of June 30, 1999                         % of Portfolio
Time Warner, Inc.                                    4.98%
Comcast Corp.                                        4.67%
Sun Microsystems, Inc.                               4.66%
Tyco International, Ltd.                             4.62%
Cisco Systems, Inc.                                  4.34%
American Intl. Group, Inc.                           2.77%
Charles Schwab Corp.                                 2.77%
Texas Instruments, Inc.                              2.57%
Enron Corp.                                          2.53%
American Express Co.                                 2.45%
Total                                               36.35%

Portfolio Composition
As of June 30, 1999
Cable Television                                        9%
Diversified Operations                                  8%
Multimedia                                              8%
Computers-Micro                                         6%
Medical-Drugs                                           5%
Networking Products                                     5%
Circuits                                                5%
Other                                                  54%
                                                      100%
Other Information
Operating Expenses                                   0.68%
Total Portfolio Net Assets                        $1,773.3
($millions)

*When you invest in the Schwab Select Annuity, you do not invest directly in annuity portfolios. You invest in subaccounts of Great-West Life & Annuity Insurance Company (First Great-West Life & Annuity Insurance Company in New York State) that, in turn, invest in the annuity portfolios you've selected. Your account is then credited with variable accumulation units in that sub-account. The fees and charges associated with the sub-accounts and the terms and conditions of your investment are detailed in the prospectus for the Schwab Select Annuity.

Total annual operating expenses as a percentage of average net assets as of 6/30/99. Actual expenses for the current year may vary. In some cases the expenses have been adjusted to reflect voluntary expense caps.

Strong Schafer Value Fund II
For period ending June 30,1999
Fund Inception Date: October 10, 1997

Investment Adviser
Strong Capital Management, Inc.

Portfolio Manager
David K. Schafer

Investment Orientation
The Fund's primary investment objective is long-term capital appreciation. Current income is a secondary objective in the selection of investments.

INVESTMENT CHOICE INFORMATION*
MORNINGSTAR CATEGORY: MID-CAP VALUE

--------------- ------------------------------------------------------------------------------------------------ ------------------
LOW                                                          RISK                                                             HIGH
--------------- ------------------------------------------------------------------------------------------------ ------------------
-----------------------------------------------------------------------------------------------------------------------------------
 Money Market   Bond   High-Yield   balanced       Large-cap    MID-CAP     FOREIGN    SMALL-CAP   SPECIALTY    DEVELOPING/EMERGING
                         Bond                                                                                        MARKETS
-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------
                                                                   x
-----------------------------------------------------------------------------------------------------------------------------------

For illustrative purposes only.

Who is Most Likely to Choose This Portfolio?*
Long-term investors who are looking for high growth. Substantial year-to-year volatility in value is acceptable in exchange for a potentially high long-term return. This person's time horizon is generally greater than 10 years.

Please note that this portfolio type could also play an important role in an overall asset allocation plan which contains multiple portfolios representing various asset classes. For example, a conservative asset allocation plan may include a portion in higher risk asset classes like foreign and small-cap, and an aggressive plan may include a portion in lower risk asset classes like bond portfolios and money markets.

Top 10 Holdings
As of June 30, 1999                            % of Portfolio
Koninklijke Philips Electronics - NY                     3.6%
Maytag Corporation                                       3.5%
Wells Fargo Company                                      3.4%
Chubb Corporation                                        3.4%
Avnet, Inc.                                              3.3%
Raytheon Company Class B                                 3.3%
Diebold, Inc.                                            3.2%
Summit Bancorp                                           3.2%
Canadian National Railway Co.                            3.2%
ICN Pharmaceuticals, Inc.                                3.2%
Total                                                   33.3%

Portfolio Composition
As of June 30, 1999
Financial                                                 33%
Technology                                                12%
Consumer Cyclical                                         10%
Basic Material                                             9%
Capital Equipment                                          9%
Transportation                                             9%
Health Care                                                8%
Other                                                     10%
                                                         100%
Other Information
Operating Expenses                                      1.20%
Total Portfolio Net Assets                              $8.66
($millions)

*When you invest in the Schwab Select Annuity, you do not invest directly in annuity portfolios. You invest in subaccounts of Great-West Life & Annuity Insurance Company (First Great-West Life & Annuity Insurance Company in New York State) that, in turn, invest in the annuity portfolios you've selected. Your account is then credited with variable accumulation units in that sub-account. The fees and charges associated with the sub-accounts and the terms and conditions of your investment are detailed in the prospectus for the Schwab Select Annuity.

Total annual operating expenses as a percentage of average net assets as of 6/30/99. Actual expenses for the current year may vary. In some cases the expenses have been adjusted to reflect voluntary expense caps.

Montgomery Variable Series: Growth Fund
For period ending June 30,1999
Fund Inception Date: February 9, 1996

Investment Adviser
Montgomery Asset Management, LLC

Portfolio Managers
Roger Honour
Kathryn Peters

Investment Orientation
Seeks capital appreciation by investing primarily in companies having market capitalization of $1 billion or more, and seeks companies with accelerating revenues and earnings growth. The Fund seeks growth at a reasonable value.

INVESTMENT CHOICE INFORMATION*
MORNINGSTAR CATEGORY: MID-CAP BLEND

--------------- ------------------------------------------------------------------------------------------------ ------------------
LOW                                                          RISK                                                             HIGH
--------------- ------------------------------------------------------------------------------------------------ ------------------
-----------------------------------------------------------------------------------------------------------------------------------
 Money Market   Bond   High-Yield   balanced       Large-cap    MID-CAP     FOREIGN    SMALL-CAP   SPECIALTY    DEVELOPING/EMERGING
                         Bond                                                                                        MARKETS
-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------
                                                                   x
-----------------------------------------------------------------------------------------------------------------------------------

For illustrative purposes only.

Who is Most Likely to Choose This Portfolio?*
Long-term investors who are looking for high growth. Substantial year-to-year volatility in value is acceptable in exchange for a potentially high long-term return. This person's time horizon is generally greater than 10 years.

Please note that this portfolio type could also play an important role in an overall asset allocation plan which contains multiple portfolios representing various asset classes. For example, a conservative asset allocation plan may include a portion in higher risk asset classes like foreign and small-cap, and an aggressive plan may include a portion in lower risk asset classes like bond portfolios and money markets.

Top 10 Holdings
As of June 30, 1999                           % of Portfolio
Alcoa, Inc.                                             4.1%
Boise Cascade Corp.                                     3.1%
Dow Chemical                                            3.1%
Golden West Financial Corp.                             2.9%
Union Pacific Resources Group, Inc.                     2.8%
Raychem Corporation                                     2.7%
Amerada Hess Corporation                                2.6%
First Health Group Corp.                                2.6%
Republic Services, Inc. - CLA                           2.5%
Whirlpool Corp.                                         2.4%
Total                                                  28.8%

Portfolio Composition
As of June 30, 1999
Paper                                                     6%
Telecommunications Equipment                              5%
Railroads                                                 4%
Aluminum                                                  4%
Construction/Ag Equipment/Truc                            4%
Computer Software                                         4%
Major Chemicals                                           3%
Other                                                    70%
                                                        100%
Other Information
Operating Expenses                                     1.25%
Total Portfolio Net Assets                            $17.06
($millions)

*When you invest in the Schwab Select Annuity, you do not invest directly in annuity portfolios. You invest in subaccounts of Great-West Life & Annuity Insurance Company (First Great-West Life & Annuity Insurance Company in New York State) that, in turn, invest in the annuity portfolios you've selected. Your account is then credited with variable accumulation units in that sub-account. The fees and charges associated with the sub-accounts and the terms and conditions of your investment are detailed in the prospectus for the Schwab Select Annuity.

Total annual operating expenses as a percentage of average net assets as of 6/30/99. Actual expenses for the current year may vary. In some cases the expenses have been adjusted to reflect voluntary expense caps.

Janus Aspen Series Worldwide Growth Portfolio
For period ending June 30, 1999
Fund Inception Date: September 13, 1993

Investment Adviser
Janus

Portfolio Manager
Helen Young Hayes

Investment Orientation
A diversified portfolio that seeks long-term growth of capital by investing primarily in common stocks of foreign and domestic issuers.

Investments in international stock portfolios are subject not only to the usual market volatility, but may also be affected by other risks, including foreign taxes, differences in financial standards, currency fluctuations, and political and economic instability.

INVESTMENT CHOICE INFORMATION*
MORNINGSTAR CATEGORY: WORLD STOCK

--------------- ------------------------------------------------------------------------------------------------ ------------------
LOW                                                          RISK                                                             HIGH
--------------- ------------------------------------------------------------------------------------------------ ------------------
-----------------------------------------------------------------------------------------------------------------------------------
 Money Market   Bond   High-Yield   balanced       Large-cap    MID-CAP     FOREIGN    SMALL-CAP   SPECIALTY    DEVELOPING/EMERGING
                         Bond                                                                                        MARKETS
-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------
                                                                              x**
-----------------------------------------------------------------------------------------------------------------------------------

For illustrative purposes only.
**May include U.S. Securities

Who is Most Likely to Choose This Portfolio?*
Long-term investors who are looking for high growth. Substantial year-to-year volatility in value is acceptable in exchange for a potentially high long-term return. This person's time horizon is generally greater than 10 years.

Please note that this portfolio type could also play an important role in an overall asset allocation plan which contains multiple portfolios representing various asset classes. For example, a conservative asset allocation plan may include a portion in higher risk asset classes like foreign and small-cap, and an aggressive plan may include a portion in lower risk asset classes like bond portfolios and money markets.

Top 10 Holdings
As of June 30, 1999                          % of Portfolio
Cisco Systems, Inc.                                   5.25%
Tyco International, Ltd.                              4.15%
Mannesmann A.G.                                       3.03%
Microsoft Corp.                                       2.55%
Time Warner, Inc.                                     2.51%
Nokia Oyi - Class A                                   2.37%
NTT Mobile Comm. Network, Inc.                        2.21%
Nokia Oyi (ADR)                                       2.06%
Vivendi                                               1.93%
Telefonica S.A.                                       1.74%
Total                                                27.80%

Portfolio Composition
As of June 30, 1999
United States                                           34%
Japan                                                    9%
Netherlands                                              8%
United Kingdom                                           8%
France                                                   7%
Finland                                                  5%
Germany                                                  5%
Other                                                   24%
                                                       100%
Other Information
Operating Expenses                                    0.72%
Total Portfolio Net Assets                         $3,775.2
($millions)

*When you invest in the Schwab Select Annuity, you do not invest directly in annuity portfolios. You invest in subaccounts of Great-West Life & Annuity Insurance Company (First Great-West Life & Annuity Insurance Company in New York State) that, in turn, invest in the annuity portfolios you've selected. Your account is then credited with variable accumulation units in that sub-account. The fees and charges associated with the sub-accounts and the terms and conditions of your investment are detailed in the prospectus for the Schwab Select Annuity.

Total annual operating expenses as a percentage of average net assets as of 6/30/99. Actual expenses for the current year may vary. In some cases the expenses have been adjusted to reflect voluntary expense caps.

American Century VP International Fund
For period ending June 30,1999
Fund inception Date: May 1,1994

Investment Adviser
American Century Investment Management, Inc.

Portfolio Manager
Henrik Strabo
Mark S. Kopinski

Investment Orientation
Seeks capital growth by investing primarily in an international portfolio of securities of foreign companies that meet certain fundamental and technical standards of selection and have potential for capital appreciation.

Investments in international stock portfolios are subject not only to the usual market volatility, but may also be affected by other risks, including foreign taxes, differences in financial standards, currency fluctuations, and political and economic instability.

INVESTMENT CHOICE INFORMATION*
MORNINGSTAR CATEGORY: FOREIGN STOCK

--------------- ------------------------------------------------------------------------------------------------ ------------------
LOW                                                          RISK                                                             HIGH
--------------- ------------------------------------------------------------------------------------------------ ------------------
-----------------------------------------------------------------------------------------------------------------------------------
 Money Market   Bond   High-Yield   balanced       Large-cap    MID-CAP     FOREIGN    SMALL-CAP   SPECIALTY    DEVELOPING/EMERGING
                         Bond                                                                                        MARKETS
-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------
                                                                               x
-----------------------------------------------------------------------------------------------------------------------------------

For illustrative purposes only.

Who is Most Likely to Choose Thin Portfolio?*
Long-term investors who are looking for high growth. Substantial year-to-year volatility in value is acceptable in exchange for a potentially high long-term return. This person's time horizon is generally greater than 10 years.

Please note that this portfolio type could also play an important role in an overall asset allocation plan which contains multiple portfolios representing various asset classes. For example, a conservative asset allocation plan may include a portion in higher risk asset classes like foreign and small-cap, and an aggressive plan may include a portion in lower risk asset classes like bond portfolios and money markets.

Top 10 Holdings
As of June 30, 1999                          % of Portfolio
Mannesmann                                             2.9%
Vivendi                                                2.2%
Sony Corp.                                             1.8%
Telefonica S.A.                                        1.6%
ABB Ltd.                                               1.5%
British Telecom Pic.                                   1.5%
Nokia ADR Class A                                      1.5%
Hennes & Mauritz                                       1.4%
KAO Corp.                                              1.4%
Fujitsu Ltd.                                           1.4%
Total                                                 17.2%

Portfolio Composition
As of June 30, 1999
Financial Services                                      19%
Utilities                                               19%
Consumer Discretionary & Services                       18%
Technology                                              13%
Consumer Staples                                         9%
Materials & Processing                                   4%
Other                                                   18%
                                                       100%
Other Information
Operating Expenses                                    1.48%
Total Portfolio Net Assets                             $487
($millions)

*When you invest in the Schwab Select Annuity, you do not invest directly in annuity portfolios. You invest in subaccounts of Great-West Life & Annuity Insurance Company (First Great-West Life & Annuity Insurance Company in New York State) that, in turn, invest in the annuity portfolios you've selected. Your account is then credited with variable accumulation units in that sub-account. The fees and charges associated with the sub-accounts and the terms and conditions of your investment are detailed in the prospectus for the Schwab Select Annuity.

Total annual operating expenses as a percentage of average net assets as of 6/30/99. Actual expenses for the current year may vary. In some cases the expenses have been adjusted to reflect voluntary expense caps.

BT Insurance Funds Trust EAFE Equity Index Fund
For period ending June 30,1999
Inception Date: August 22, 1997

Investment Adviser
Bankers Trust Company

Portfolio Manager
Kathy Condon

Investment Orientation
Seeks to replicate as closely as possible, before expenses, the total return of the Morgan Stanley Capital International Europe, Australia, Far East (EAFE(R)) Index with net dividends.

Investments in international stock portfolios are subject not only to the usual market volatility, but may also be affected by other risks, including foreign taxes, differences in financial standards, currency fluctuations and political and economic instability.

INVESTMENT CHOICE INFORMATION*
MORNINGSTAR CATEGORY- FOREIGN STOCK

--------------- ------------------------------------------------------------------------------------------------ ------------------
LOW                                                          RISK                                                             HIGH
--------------- ------------------------------------------------------------------------------------------------ ------------------
-----------------------------------------------------------------------------------------------------------------------------------
 Money Market   Bond   High-Yield   balanced       Large-cap    MID-CAP     FOREIGN    SMALL-CAP   SPECIALTY    DEVELOPING/EMERGING
                         Bond                                                                                        MARKETS
-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------
                                                                               x
-----------------------------------------------------------------------------------------------------------------------------------

For illustrative purposes only.

Who is Most Likely to Choose This Portfolio?*
Long-term investors who are looking for high growth. Substantial year-to-year volatility in value is acceptable in exchange for a potentially high long-term return. This person's time horizon is generally greater than 10 years.

Please note that this portfolio type could also play an important role in an overall asset allocation plan which contains multiple portfolios representing various asset classes. For example, a conservative asset allocation plan may include a portion in higher risk asset classes like foreign and small-cap, and an aggressive plan may include a portion in lower risk asset classes like bond portfolios and money markets.

Top 10 Holdings
As of June 30, 1999                          % of Portfolio
BP Amoco                                              2.21%
NTT Corp.                                             1.88%
Royal Dutch Petroleum Co.                             1.60%
Toyota Motor Corp.                                    1.51%
Vodafone Airtouch                                     1.51%
British Telecom                                       1.37%
Nokia Corp.                                           1.35%
Deutsche Telekom                                      1.28%
Glaxco Wellcome                                       1.28%
Novartis                                              1.27%
Total                                                15.26%

Portfolio Composition
As of June 30, 1999
Japan                                                   25%
United Kingdom                                          24%
Germany                                                 11%
France                                                  10%
Switzerland                                              7%
Netherlands                                              6%
Italy                                                    5%
Other                                                   12%
                                                       100%
Other Information
Operating Expenses                                    0.65%
Total Portfolio Net Assets                           $34.59
($millions)

*When you invest in the Schwab Select Annuity, you do not invest directly in annuity portfolios. You invest in subaccounts of Great-West Life & Annuity Insurance Company (First Great-West Life & Annuity Insurance Company in New York State) that, in turn, invest in the annuity portfolios you've selected. Your account is then credited with variable accumulation units in that sub-account. The fees and charges associated with the sub-accounts and the terms and conditions of your investment are detailed in the prospectus for the Schwab Select Annuity.

Total annual operating expenses as a percentage of average net assets as of 6/30/99. Actual expenses for the current year may vary. In some cases the expenses have been adjusted to reflect voluntary expense caps.

Janus Aspen Series International Growth Portfolio
For period ending June 30,1999
Fund Inception Date: May 2, 1994

Investment Adviser
Janus

Portfolio Manager
Helen Young Hayes
Laurence Chang

Investment Orientation
A diversified portfolio that seeks long-term growth of capital by investing primarily in the common stocks of foreign issuers of any size.

The Portfolio normally invests at least 65% of its total assets in issuers from at least five different countries, excluding the United States.

Investments in international stock portfolios are subject not only to the usual market volatility, but may also be affected by other risks, including foreign taxes, differences in financial standards, currency fluctuations and political and economic instability.

INVESTMENT CHOICE INFORMATION*
MORNINGSTAR CATEGORY: FOREIGN STOCK

--------------- ------------------------------------------------------------------------------------------------ ------------------
LOW                                                          RISK                                                             HIGH
--------------- ------------------------------------------------------------------------------------------------ ------------------
-----------------------------------------------------------------------------------------------------------------------------------
 Money Market   Bond   High-Yield   balanced       Large-cap    MID-CAP     FOREIGN    SMALL-CAP   SPECIALTY    DEVELOPING/EMERGING
                         Bond                                                                                        MARKETS
-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------
                                                                               x
-----------------------------------------------------------------------------------------------------------------------------------

For illustrative purposes only.

Who is Most Likely to Choose This Portfolio?*
Long-term investors who are looking for high growth. Substantial year-to-year volatility in value is acceptable in exchange for a potentially high long-term return. This person's time horizon is generally greater than 10 years.

Please note that this portfolio type could also play an important role in an overall asset allocation plan which contains multiple portfolios representing various asset classes. For example, a conservative asset allocation plan may include a portion in higher risk asset classes like foreign and small-cap, and an aggressive plan may include a portion in lower risk asset classes like bond portfolios and money markets.


Top 10 Holdings
As of June 30, 1999                            % of Portfolio
Mannesmann A.G.                                         3.67%
NTT Mobile Comm. Network Inc.                           2.58%
Vivendi                                                 2.28%
Securities A.B.                                         2.15%
Wolters Kluwer N.V.                                     2.06%
Tyco International, Ltd.                                2.04%
Telefonica S.A.                                         1.97%
Nokia Oyj (ADR)                                         1.95%
COLT Telecom Group PLC                                  1.77%
Kao Corp.                                               1.67%
Total                                                  22.14%

Portfolio Composition
As of June 30, 1999
Japan                                                     14%
United Kingdom                                            13%
Netherlands                                               10%
France                                                     8%
Germany                                                    7%
Canada                                                     7%
United States                                              6%
Other                                                     35%
                                                         100%
Other Information
Operating Expenses                                      0.86%
Total Portfolio Net Assets                             $401.6
($millions)

*When you invest in the Schwab Select Annuity, you do not invest directly in annuity portfolios. You invest in subaccounts of Great-West Life & Annuity Insurance Company (First Great-West Life & Annuity Insurance Company in New York State) that, in turn, invest in the annuity portfolios you've selected. Your account is then credited with variable accumulation units in that sub-account. The fees and charges associated with the sub-accounts and the terms and conditions of your investment are detailed in the prospectus for the Schwab Select Annuity.

Total annual operating expenses as a percentage of average net assets as of 6/30/99. Actual expenses for the current year may vary. In some cases the expenses have been adjusted to reflect voluntary expense caps.

BT Insurance Funds Trust Small Cap Index Fund
For period ending June 30,1999
Fund Inception Date: August 25, 1997

Investment Adviser
Bankers Trust Company

Portfolio Manager
Kathy Condon

Investment Orientation
Seeks to match the performance, before expenses, of the Russell 2000(R) Index.

Small company stocks are generally subject to greater volatility than stocks of large, blue chip corporations.

INVESTMENT CHOICE INFORMATION*
MORNINGSTAR CATEGORY: SMALL BLEND

--------------- ------------------------------------------------------------------------------------------------ ------------------
LOW                                                          RISK                                                             HIGH
--------------- ------------------------------------------------------------------------------------------------ ------------------
-----------------------------------------------------------------------------------------------------------------------------------
 Money Market   Bond   High-Yield   balanced       Large-cap    MID-CAP     FOREIGN    SMALL-CAP   SPECIALTY    DEVELOPING/EMERGING
                         Bond                                                                                        MARKETS
-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                           x
-----------------------------------------------------------------------------------------------------------------------------------

For illustrative purposes only.

Who is Most Likely to Choose This Portfolio?*
Long-term investors who are looking for high growth. Substantial year-to-year volatility in value is acceptable in exchange for a potentially high long-term return. This person's time horizon is generally greater than 10 years.

Please note that this portfolio type could also play an important role in an overall asset allocation plan which contains multiple portfolios representing various asset classes. For example, a conservative asset allocation plan may include a portion in higher risk asset classes like foreign and small-cap, and an aggressive plan may include a portion in lower risk asset classes like bond portfolios and money markets.

Top 10 Holdings
As of June 30, 1999                           % of Portfolio
Lam Resh Corp.                                          .22%
Andrew Corp.                                            .19%
Rayonier, Inc.                                          .19%
Westamerica Bancorp                                     .18%
Nevada Power Co.                                        .18%
Gilead Sciences, Inc.                                   .18%
Trinity Inds., Inc                                      .18%
Medquist, Inc.                                          .18%
Metris Companies, Inc.                                  .18%
Equitable Res., Inc.                                    .18%
Total                                                  1.86%

Portfolio Composition
As of June 30, 1999
Consumer Non-Durables                                    27%
Finance & Building                                       24%
Consumer Durables                                         9%
Capital Goods                                             8%
Health Care                                               8%
Utilities                                                 6%
Retail Trade                                              5%
Other                                                    13%
                                                        100%
Other Information
Operating Expenses                                     0.45%
Total Portfolio Net Assets                            $33.55
($millions)

*When you invest in the Schwab Select Annuity, you do not invest directly in annuity portfolios. You invest in subaccounts of Great-West Life & Annuity Insurance Company (First Great-West Life & Annuity Insurance Company in New York State) that, in turn, invest in the annuity portfolios you've selected. Your account is then credited with variable accumulation units in that sub-account. The fees and charges associated with the sub-accounts and the terms and conditions of your investment are detailed in the prospectus for the Schwab Select Annuity.

Total annual operating expenses as a percentage of average net assets as of 6/30/99. Actual expenses for the current year may vary. In some cases the expenses have been adjusted to reflect voluntary expense caps.

SAFECO Resource Series Trust Growth Portfolio
For period ending June 30,1999
Fund Inception Date: January 7, 1993

Investment Adviser
SAFECO Asset Management Company

Portfolio Manager
Thomas M. Maguire

Investment Orientation
Seeks growth of capital and the increased income that ordinarily follows from such growth. Invests primarily in common stocks selected for appreciation potential.

Small company stocks are generally subject to greater volatility than stocks of large, blue chip corporations.

INVESTMENT CHOICE INFORMATION*
MORNINGSTAR CATEGORY: SMALL BLEND

--------------- ------------------------------------------------------------------------------------------------ ------------------
LOW                                                          RISK                                                             HIGH
--------------- ------------------------------------------------------------------------------------------------ ------------------
-----------------------------------------------------------------------------------------------------------------------------------
 Money Market   Bond   High-Yield   balanced       Large-cap    MID-CAP     FOREIGN    SMALL-CAP   SPECIALTY    DEVELOPING/EMERGING
                         Bond                                                                                        MARKETS
-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                           x
-----------------------------------------------------------------------------------------------------------------------------------

For illustrative purposes only.

Who is Most Likely to Choose This Portfolio?*
Long-term investors who are looking for high growth. Substantial year-to-year volatility in value is acceptable in exchange for a potentially high long-term return. This person's time horizon is generally greater than 10 years.

Please note that this portfolio type could also play an important role in an overall asset allocation plan which contains multiple portfolios representing various asset classes. For example, a conservative asset allocation plan may include a portion in higher risk asset classes like foreign and small-cap, and an aggressive plan may include a portion in lower risk asset classes like bond portfolios and money markets.

Top 10 Holdings
As of June 30, 1999                           % of Portfolio
Chancellor Media                                        8.5%
Conseco, Inc.                                           7.6%
No Skin Ent. Class A                                    4.5%
Emmis Communications, Inc.                              4.1%
United Stationers, Inc.                                 3.5%
Finova Group, Inc.                                      3.3%
MICROS Systems, Inc.                                    3.0%
Mail-Well, Inc.                                         3.0%
Creditrust Corp.                                        2.9%
Family Golf Centers                                     2.7%
Total                                                  43.1%

Portfolio Composition
As of June 30, 1999
Consumer Staples                                         24%
Consumer Cyclicals                                       24%
Health Care                                              18%
Finance                                                  16%
Technology                                                8%
Capital Goods                                             8%
Communication Services                                    1%
Other                                                     1%
                                                        100%
Other Information
Operating Expenses                                     0.78%
Total Portfolio Net Assets                           $329.82
($millions)

*When you invest in the Schwab Select Annuity, you do not invest directly in annuity portfolios. You invest in subaccounts of Great-West Life & Annuity Insurance Company (First Great-West Life & Annuity Insurance Company in New York State) that, in turn, invest in the annuity portfolios you've selected. Your account is then credited with variable accumulation units in that sub-account. The fees and charges associated with the sub-accounts and the terms and conditions of your investment are detailed in the prospectus for the Schwab Select Annuity.

Total annual operating expenses as a percentage of average net assets as of 6/30/99. Actual expenses for the current year may vary. In some cases the expenses have been adjusted to reflect voluntary expense caps.

Baron Capital Asset Fund: Insurance Shares
For period ending June 30,1999
Fund Inception Date: October 1, 1998

Investment Adviser
BAMCO, Inc.

Portfolio Manager
Ronald Baron

Investment Orientation
Capital appreciation through investments in securities of small and medium sized companies with undervalued assets or favorable growth prospects.

Small company stocks are generally subject to greater volatility than stocks of large, blue chip corporations.

INVESTMENT CHOICE INFORMATION*
MORNINGSTAR CATEGORY: SMALL GROWTH

--------------- ------------------------------------------------------------------------------------------------ ------------------
LOW                                                          RISK                                                             HIGH
--------------- ------------------------------------------------------------------------------------------------ ------------------
-----------------------------------------------------------------------------------------------------------------------------------
 Money Market   Bond   High-Yield   balanced       Large-cap    MID-CAP     FOREIGN    SMALL-CAP   SPECIALTY    DEVELOPING/EMERGING
                         Bond                                                                                        MARKETS
-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                           x
-----------------------------------------------------------------------------------------------------------------------------------

For illustrative purposes only.

Who is Most Likely to Choose This Portfolio?*
Long-term investors who are looking for high growth. Substantial year-to-year volatility in value is acceptable in exchange for a potentially high long-term return. This person's time horizon is generally greater than 10 years.

Please note that this portfolio type could also play an important role in an overall asset allocation plan which contains multiple portfolios representing various asset classes. For example, a conservative asset allocation plan may include a portion in higher risk asset classes like foreign and small-cap, and an aggressive plan may include a portion in lower risk asset classes like bond portfolios and money markets.

Top 10 Holdings
As of June 30, 1999                            % of Portfolio
Choicepoint, Inc.                                        6.8%
Industrie Natuzzi                                        3.8%
Sun International                                        3.5%
Crown Castle International                               3.3%
Charles Schwab Corp.                                     3.2%
United Global                                            3.2%
Corecomm Ltd.                                            3.0%
Sotheby's                                                3.0%
Brass Eagle, Inc.                                        2.9%
HCR Manor Care                                           2.8%
Total                                                   35.5%

Portfolio Composition
As of June 30, 1999
Amusements & Recreation                                   12%
Communications                                            12%
Education                                                 10%
Business Services                                         10%
Retail Stores & Restaurants                                9%
Media & Entertainment                                      7%
Financial                                                  6%
Other                                                     34%
                                                         100%
Other Information
Operating Expenses                                      1.50%
Total Portfolio Net Assets                             $12.81
($millions)

*When you invest in the Schwab Select Annuity, you do not invest directly in annuity portfolios. You invest in subaccounts of Great-West Life & Annuity Insurance Company (First Great-West Life & Annuity Insurance Company in New York State) that, in turn, invest in the annuity portfolios you've selected. Your account is then credited with variable accumulation units in that sub-account. The fees and charges associated with the sub-accounts and the terms and conditions of your investment are detailed in the prospectus for the Schwab Select Annuity.

Total annual operating expenses as a percentage of average net assets as of 6/30/99. Actual expenses for the current year may vary. In some cases the expenses have been adjusted to reflect voluntary expense caps.

Berger IPT - Small Company Growth Fund
For period ending June 30,1999
Fund Inception Date: May 1, 1996

Investment Adviser
Berger Associates, Inc.

Portfolio Manager
Amy K. Selner

Investment Orientation
The investment objective of the Fund is capital appreciation. It invests primarily in equity securities of small companies whose market capitalization, at the time of initial purchase, is less than the 12-month average of the maximum market capitalization for companies included in the Russell 2000 Index.

Small-company stocks are generally subject to greater volatility than stocks of large, blue chip corporations

INVESTMENT CHOICE INFORMATION*
MORNINGSTAR CATEGORY: SMALL GROWTH

--------------- ------------------------------------------------------------------------------------------------ ------------------
LOW                                                          RISK                                                             HIGH
--------------- ------------------------------------------------------------------------------------------------ ------------------
-----------------------------------------------------------------------------------------------------------------------------------
 Money Market   Bond   High-Yield   balanced       Large-cap    MID-CAP     FOREIGN    SMALL-CAP   SPECIALTY    DEVELOPING/EMERGING
                         Bond                                                                                        MARKETS
-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                           x
-----------------------------------------------------------------------------------------------------------------------------------

For illustrative purposes only.

Who is Most Likely to Choose This Portfolio?*
Long-term investors who are looking for high growth. Substantial year-to-year volatility in value is acceptable in exchange for a potentially high long-term return. This person's time horizon is generally greater than 10 years.

Please note that this portfolio type could also play an important role in an overall asset allocation plan which contains multiple portfolios representing various asset classes. For example, a conservative asset allocation plan may include a portion in higher risk asset classes like foreign and small-cap, and an aggressive plan may include a portion in lower risk asset classes like bond portfolios and money markets.

Top 10 Holdings
As of June 30, 1999                          % of Portfolio
Cox Radio, Inc.                                        2.2%
Viatel, Inc.                                           2.1%
Cree Research, Inc.                                    2.0%
Hispanic Broadcasting Corp.                            1.9%
TSI International Software Ltd.                        1.8%
MIPS Technologies, Inc.                                1.8%
Applied Microcircuits Corp.                            1.8%
Idec Pharmaceuticals Corp.                             1.7%
MMC Networks, Inc.                                     1.7%
Devry, Inc.                                            1.6%
Total                                                 18.6%

Portfolio Composition
As of June 30, 1999
Electronic - Semiconductor Mfg.                          9%
Telecommunications - Services                            8%
Media - Radio/TV                                         7%
Computer Software - Enterprise                           6%
Electronic - Semiconductor Equipment                     4%
Medical - Biomed/Genetics                                4%
Electronic Products - Misc.                              4%
Other                                                   58%
                                                       100%
Other Information
Operating Expenses                                    1.15%
Total Portfolio Net Assets                            $13.7
($millions)

*When you invest in the Schwab Select Annuity, you do not invest directly in annuity portfolios. You invest in subaccounts of Great-West Life & Annuity Insurance Company (First Great-West Life & Annuity Insurance Company in New York State) that, in turn, invest in the annuity portfolios you've selected. Your account is then credited with variable accumulation units in that sub-account. The fees and charges associated with the sub-accounts and the terms and conditions of your investment are detailed in the prospectus for the Schwab Select Annuity.

Total annual operating expenses as a percentage of average net assets as of 6/30/99. Actual expenses for the current year may vary. In some cases the expenses have been adjusted to reflect voluntary expense caps.

Federated Utility Fund II
For period ending June 30,1999
Fund Inception Date: April 14, 1994

Investment Adviser
Federated Investment Management Company

Portfolio Manager
Steven J. Lehman
Linda A. Duesse

Investment Orientation
Seeks moderate capital appreciation and high current income by investing in a diversified portfolio of the equity and debt securities of utility companies.

INVESTMENT CHOICE INFORMATION*
MORNINGSTAR CATEGORY: SPECIALTY- UTILITIES

--------------- ------------------------------------------------------------------------------------------------ ------------------
LOW                                                          RISK                                                             HIGH
--------------- ------------------------------------------------------------------------------------------------ ------------------
-----------------------------------------------------------------------------------------------------------------------------------
 Money Market   Bond   High-Yield   balanced       Large-cap    MID-CAP     FOREIGN    SMALL-CAP   SPECIALTY    DEVELOPING/EMERGING
                         Bond                                                                                        MARKETS
-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                       x
-----------------------------------------------------------------------------------------------------------------------------------

For illustrative purposes only.

Who is Most Likely to Choose This Portfolio?*
Long-term investors who want a narrowly focused investment. Portfolios in this category invest in companies from a narrowly defined industry or segment of the market and carry substantially more risk than a broadly diversified equity portfolio. This person's time horizon is generally greater than 10 years.

Please note that this portfolio type could also play an important role in an overall asset allocation plan which contains multiple portfolios representing various asset classes. For example, a conservative asset allocation plan may include a portion in higher risk asset classes like foreign and small-cap, and an aggressive plan may include a portion in lower risk asset classes like bond portfolios and money markets.

Top 10 Holdings
As of June 30, 1999                           % of Portfolio
GTE Corp.                                               3.1%
U.S. West                                               3.1%
AT&T                                                    2.8%
El Paso Energy                                          2.7%
Sprint (FON Group)                                      2.5%
Bell Atlantic Corp.                                     2.3%
Keyspan Energy                                          2.3%
Bell South                                              2.2%
Ameritech                                               2.0%
BEC Energy                                              2.0%
Total                                                  25.0%

Portfolio Composition
As of June 30, 1999
Electrics/Natural Gas                                    48%
Telecommunications                                       35%
Non-Utility                                              11%
Cash                                                      6%
                                                        100%
Other Information
Operating Expenses                                     0.93%
Total Portfolio Net Assets                           $182.65
($millions)

*When you invest in the Schwab Select Annuity, you do not invest directly in annuity portfolios. You invest in subaccounts of Great-West Life & Annuity Insurance Company (First Great-West Life & Annuity Insurance Company in New York State) that, in turn, invest in the annuity portfolios you've selected. Your account is then credited with variable accumulation units in that sub-account. The fees and charges associated with the sub-accounts and the terms and conditions of your investment are detailed in the prospectus for the Schwab Select Annuity.

Total annual operating expenses as a percentage of average net assets as of 6/30/99. Actual expenses for the current year may vary. In some cases the expenses have been adjusted to reflect voluntary expense caps.

Van Kampen Life Inv. Trust-Morgan Stanley Real Estate Securities Portfolio For period ending June 30,1999
Fund Inception Date: July 3, 1995

Investment Adviser
Van Kampen Asset Management Inc.

Portfolio Manager
Theodore R. Bigman

Investment Orientation
Primarily seeks long-term growth of capital, and secondarily seeks current income, from a portfolio of companies operating in the real estate industry.

INVESTMENT CHOICE INFORMATION*
MORNINGSTAR CATEGORY: SPECIALTY-REAL ESTATE

--------------- ------------------------------------------------------------------------------------------------ ------------------
LOW                                                          RISK                                                             HIGH
--------------- ------------------------------------------------------------------------------------------------ ------------------
-----------------------------------------------------------------------------------------------------------------------------------
 Money Market   Bond   High-Yield   balanced       Large-cap    MID-CAP     FOREIGN    SMALL-CAP   SPECIALTY    DEVELOPING/EMERGING
                         Bond                                                                                        MARKETS
-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                       x
-----------------------------------------------------------------------------------------------------------------------------------

For illustrative purposes only.

Who is Most Likely to Choose This Portfolio?*
Long-term investors who want a narrowly focused investment. Portfolios in this category invest in companies from a narrowly defined industry or segment of the market and carry substantially more risk than a broadly diversified equity portfolio. This person's time horizon is generally greater than 10 years.

Please note that this portfolio type could also play an important role in an overall asset allocation plan which contains multiple portfolios representing various asset classes. For example, a conservative asset allocation plan may include a portion in higher risk asset classes like foreign and small-cap, and an aggressive plan may include a portion in lower risk asset classes like bond portfolios and money markets.

Top 10 Holdings
As Of June 30, 1999                           % of Portfolio
Chateau Communities                                    6.34%
Avalon Bay Communities                                 5.68%
Arden Realty Group, Inc.                               5.07%
Taubman Centers, Inc.                                  4.92%
Essex Property Trust, Inc.                             4.48%
Burnham Pacific Properties, Inc.                       4.22%
Brookfield Properties                                  3.75%
Pacific Gulf Properties                                3,72%
Brandywine Realty Trust                                3.57%
CarrAmerica Realty                                     3.46%
Total                                                 45.21%

Portfolio Composition
As of June 30, 1999
Office                                                   28%
Apartments                                               19%
Diversified Financial                                    10%
Strip Centers                                             9%
Regional Malls                                            8%
Other                                                    26%
                                                        100%
Other Information
Operating Expenses                                     1.08%
Total Portfolio Net Assets                            $188.5
($millions)

*When you invest in the Schwab Select Annuity, you do not invest directly in annuity portfolios. You invest in subaccounts of Great-West Life & Annuity Insurance Company (First Great-West Life & Annuity Insurance Company in New York State) that, in turn, invest in the annuity portfolios you've selected. Your account is then credited with variable accumulation units in that sub-account. The fees and charges associated with the sub-accounts and the terms and conditions of your investment are detailed in the prospectus for the Schwab Select Annuity.

Total annual operating expenses as a percentage of average net assets as of 6/30/99. Actual expenses for the current year may vary. In some cases the expenses have been adjusted to reflect voluntary expense caps.

Alger American Fund
File No. 811-05550
Form N-30D
Filed via EDGAR and accepted on August 20, 1999
Accession No. 0000930413-99-001021.

American Century Variable Portfolios, Inc.
File No. 811-05188
Form N-30D
Filed via EDGAR and accepted on August 27, 1999
Accession No. 0000814680-99-000008.

Baron Capital Asset Fund: Insurance Shares
File No. 811-08505
Form N-30D
Filed via EDGAR and accepted on August 16, 1999
Accession No. 0000950116-99-001579.

Berger IPT-Small Company Fund
File No. 811-07367
Form N-30D
Filed via EDGAR and accepted on August 20, 1999
Accession No. 0001047469-99-033242.

BT Insurance Funds Trust: Small Cap Index Fund
File No. 811-07507
Form N-30D
Filed via EDGAR and accepted on August 20, 1999
Accession No. 0000950168-99-002331.

BT Insurance Funds Trust: EAFE Equity Index Fund
File No. 811-07507
Form N-30D
Filed via EDGAR and accepted on August 20, 1999
Accession No. 0000950168-99-002333.

Dreyfus Variable Investment Fund
File No. 811-05125
Form N-30D
Filed via EDGAR and accepted on August 30, 1999
Accession No. 0000813383-99-000026.

Federated Insurance Series
File No. 811-08042
Form N-30D
Filed via EDGAR and accepted on August 20, 1999
Accession No. 0000912577-99-000021.

INVESCO Variable Investment Funds, Inc.
File No. 811-08038
Form N-30D
Filed via EDGAR and accepted on August 26, 1999
Accession No. 0000912744-99-000018.

Janus Aspen Series
File No. 811-07736
Form N-30D
Filed via EDGAR and accepted on August 17, 1999
Accession No. 0001012709-99-000576.

Lexington Emerging Markets Fund, Inc.
File No. 811-08250
Form N-30D
Filed via EDGAR and accepted on August 17, 1999
Accession No. 0000950130-99-004917.

Montgomery Funds III:  Montgomery Variable Series-Growth Fund
File No. 811-08782
Form N-30D
Filed via EDGAR and accepted on August 30, 1999
Accession No. 0000929624-99-001657.

The Prudential Series Fund, Inc.
File No. 811-03623
Form N-30D
Filed via EDGAR and accepted on August 24, 1999
Accession No. 0000950130-99-004999.

SAFECO Resource Series Trust
File No. 811-04717
Form N-30D
Filed via EDGAR and accepted on August 24, 1999
Accession No. 0001047469-99-033557.

Schwab Annuity Portfolios
File No. 811-08314
Form N-30D
Filed via EDGAR and accepted on September 3, 1999
Accession No. 0000935069-99-000184.

Scudder Variable Life Investment Fund
File No. 811-04257
Form N-30D
Filed via EDGAR and accepted on August 17, 1999
Accession No. 0000088053-99-000822.

Stein Roe Variable Investment Trust
File No. 811-05199
Form N-30D
Filed via EDGAR and accepted on September 10, 1999
Accession No. 0000950146-99-001537.

Strong Variable Insurance Funds, Inc.:  Schafer Value Fund II
File No. 811-06553
Form N-30D
Filed via EDGAR and accepted on September 7, 1999
Accession No. 0001072728-99-000016.

Strong Variable Insurance Funds, Inc.:  Discovery Fund II
File No. 811-06553
Form N-30D
Filed via EDGAR and accepted on September 7, 1999
Accession No. 0001072728-99-000010.

Van Eck Worldwide Insurance Trust
File No. 811-05083
Form N-30D
Filed via EDGAR and accepted on August 16, 1999
Accession No. 0000950123-99-004883.

Van Kampen Life Insurance Trust
File No. 811-04424
Form N-30D
Filed via EDGAR and accepted on August 26, 1999
Accession No. 0000950137-99-003227.